UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Anna Marie Lopez Hotchkis and Wiley Capital Management, LLC 725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Name and address of agent for service)

Copies to: Mitchell Nichter, Esq. Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, Twenty-Fourth Floor San Francisco, California 94105
(Counsel for the Registrant)

Registrant’s telephone number, including area code:	(213) 430-1000

Date of fiscal year end:	June 30, 2011

Date of reporting period:	July 1, 2010 - December 31, 2010

Item 1. Reports to Stockholders.

Diversified Value Fund
  Large Cap Value Fund
    Mid-Cap Value Fund
      Small Cap Value Fund
        Value Opportunities Fund
          High Yield Fund

HOTCHKIS AND WILEY FUNDS

DECEMBER 31, 2010

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	5

SCHEDULE OF INVESTMENTS:

DIVERSIFIED VALUE FUND	12

LARGE CAP VALUE FUND	14

MID-CAP VALUE FUND	16

SMALL CAP VALUE FUND	18

VALUE OPPORTUNITIES FUND	20

HIGH YIELD FUND	22

STATEMENTS OF ASSETS AND LIABILITIES	28

STATEMENTS OF OPERATIONS	29

STATEMENTS OF CHANGES IN NET ASSETS	30

FINANCIAL HIGHLIGHTS	32

NOTES TO THE FINANCIAL STATEMENTS	35

FUND EXPENSE EXAMPLES	41

INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review relates to the activities of the Hotchkis and Wiley Funds for the six months ended December 31, 2010.

MARKET OVERVIEW

Over the latter six months of 2010, equity and high yield markets performed admirably. The macroeconomic outlook improved as the US Federal Reserve emphasized its accommodative posture and the Eurozone showed a willingness to address sovereign debt concerns. As economic fear subsided, the corporate environment took center stage. Earnings and cash flows exceeded Wall Street expectations throughout the year as managements' responses to the recession produced constructive results. For the six months ended December 31, 2010, the S&P 500 returned +23.27% and the Russell 1000 Value Index returned +21.74%. The BofA Merrill Lynch U.S. High Yield Master II Index returned +9.98% over this period as yields declined and spreads tightened. The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index returned +9.30%.

EQUITIES

The S&P 500 closed the year at 1258 — well below the 2007 peak and well above the 2009 trough. The last time the Index ended a month above this level was August 2008. Apart from the price level of the S&P 500, however, the equity market of August 2008 and the equity market of today have little in common. The earnings yield is higher (6.7% from 4.4%), the free cash flow yield is higher (6.5% from 3.2%), and cash to market cap is higher (11.9% from 7.9%). Also interesting is the shape of the yield curve. In late 2008, the yield curve was inverted on the short end and flat otherwise — historically, flat-to-inverted yield curves have preceded many recessions. Today, the yield curve is normal — historically, normal-to-steep yield curves have preceded economic expansions.

As we look ahead to 2011, we are keenly focused on managements' capital allocation policies. Given the hoards of cash on corporate balance sheets, prudent capital allocation is as critical as ever. We expect the recent increase in capital expenditures to persist throughout the upcoming year. This should support economic growth and provide a disproportionate benefit to industries with pent-up demand (e.g. software, hardware). Our experience tells us, however, that management teams generally tend to be too optimistic about their growth prospects. As a result, we typically prefer companies that return capital to shareholders. There are exceptions to this tenet, but we will be focused predominantly on companies likely to put capital in shareholders' hands — a philosophy that empirical evidence suggests has benefited investors over time.

HIGH YIELD

Much of the high yield rally can be attributed to improvements in market fundamentals. The market-wide default rate for high yield bonds and leveraged loans was less than 1%. This compares to the twenty-five year average default rate of 4.3% and 2009's default rate of over 10%. This appeased the rating agencies, which had more ratings upgrades than downgrades each month of the year; the upgrade/downgrade ratio (# of upgrades/# of downgrades) closed the year at approximately 1.5x, which approached all-time highs. The $302 billion of new issuance volume shattered the previous years' record of $181 billion. This improved balance sheets in aggregate, as two-thirds of new issuance was used for refinancing; only 16% was used for acquisition/LBO activity.

HOTCHKIS AND WILEY DIVERSIFIED VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 23.11%, 22.98%, and 22.42%, respectively, compared to the S&P 500 Index return of 23.27% and the Russell 1000 Value Index return of 21.74% for the six-month period ended December 31, 2010. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 6 of this report to shareholders.)

The Fund outperformed the Russell 1000 Value Index for the six-month period. Stock selection in the consumer discretionary, consumer staples, and health care sectors were the primary performance contributors. The largest individual performance contributors were Royal Dutch Shell, J.C. Penney and ConocoPhillips. An underweight in energy detracted from portfolio performance. The largest individual performance detractors were Bank of America, Hewlett-Packard, and Lockheed Martin.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of 23.09%, 22.90%, 22.45%, and 22.75%, respectively, compared to the S&P 500 Index return of 23.27% and the Russell 1000 Value Index return of 21.74% for the six-month period ended December 31, 2010. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

The Fund outperformed the Russell 1000 Value Index for the six-month period. Positive stock selection in seven of the ten GICS sectors accounted for the bulk of the outperformance. Stock selection in the consumer discretionary, materials, and consumer staples sectors were the primary performance contributors. The largest individual performance contributors were J.C. Penney, Royal Dutch Shell and Celanese. Stock selection in financials and an underweight in the energy sector detracted from portfolio performance. The largest individual performance detractors were Bank of America, Lockheed Martin, and Hewlett-Packard.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of 32.63%, 32.41%, 31.98%, and 32.26%, respectively, compared to the Russell Midcap Index return of 28.12% and the Russell Midcap Value Index return of 25.86% for the six-month period ended December 31, 2010. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

The Fund outperformed the Russell Midcap Value Index for the six-month period. Positive stock selection accounted for all of the outperformance. Stock selection in the financials, health care, and materials sectors were the primary performance contributors. The largest individual performance contributors were MI Developments, Celanese, and King Pharmaceuticals. Stock selection in consumer staples and our lack of exposure to telecommunication detracted from portfolio performance modestly. The largest individual performance detractors were Valassis Communications, SUPERVALU, and Genworth Financial.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 34.47%, 34.32%, and 33.81%, respectively, compared to the Russell 2000 Index return of 29.38% and the Russell 2000 Value Index return of 26.58% for the six-month period ended December 31, 2010. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

The Fund outperformed the Russell 2000 Value Index for the six-month period. Positive stock selection in seven of the ten GICS sectors accounted for the bulk of the outperformance. Stock selection in the financials, materials and health care sectors were the primary performance contributors. The largest individual performance contributors were Noranda Aluminum, King Pharmaceuticals, and Stone Energy. Stock selection in consumer discretionary and consumer staples detracted from portfolio performance modestly. The largest individual performance detractors were Valassis Communications, Miller Industries, and Overhill Farms.

HOTCHKIS AND WILEY VALUE OPPORTUNITIES FUND

The Fund's Class I, Class A, and Class C shares had total returns of 31.92%, 31.75%, and 31.21%, respectively, compared to the Russell 3000 Index return of 24.46% and the Russell 3000 Value Index return of 22.12% for the six-month period ended December 31, 2010. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

The Fund outperformed the Russell 3000 Value Index for the six-month period. Positive stock selection in eight of the ten GICS sectors accounted for the bulk of the outperformance. Stock selection in the consumer discretionary, materials, and financials sectors were the primary performance contributors. The largest individual performance contributors were Noranda Aluminum, MI Developments, and Celanese. Stock selection in consumer discretionary and industrials detracted from portfolio performance modestly — Valassis Communications and Lockheed Martin were the stocks that had the largest negative effect on relative performance.

HOTCHKIS AND WILEY HIGH YIELD FUND

The Fund's Class I and Class A shares had total returns of 13.37% and 13.18%, respectively, compared to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index return of 9.30% for the six-month period ended December 31, 2010. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

The Fund outperformed the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index for the six-month period. Positive credit selection accounted for over 90% of the outperformance. The portfolio had positive credit selection in 13 of 16 sectors; the automotive, basic industry, and technology sectors were the largest performance contributors. Credit selection in the consumer sectors had modest negative performance effects.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager

Patty McKenna Fund Manager	James Miles Fund Manager	Stan Majcher Fund Manager

David Green Fund Manager	Scott McBride Fund Manager	Judd Peters Fund Manager

Ray Kennedy Fund Manager	Mark Hudoff Fund Manager

The above reflect opinions of Fund managers as of December 31, 2010. The opinions are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales of these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2010. Past performance does not guarantee future results. Indexes do not incur expenses or sales loads and are not available for investment.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income. Free cash flow is earnings before depreciation, amortization, and non-cash charges minus maintenance capital expenditures. Earnings yield is the quotient of earnings per share divided by the share price. Cash to market cap = cash and equivalents divided by market capitalization. LBO = Leveraged buyout. GICS = The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"), an independent international financial data and investment services company. GICS is a service mark of MSCI and S&P and has been licensed for use by Hotchkis and Wiley Capital Management, LLC. The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community. The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund and High Yield Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Currently, the High Yield Fund is not offering Class C shares to investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund and 3.75% for the High Yield Fund and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and Value Opportunities Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Value Opportunities Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Value Opportunities Fund and High Yield Fund invest in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the High Yield Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The High Yield Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Funds may invest in foreign as well as emerging markets which involve greater volatility and political, economic, and currency risks.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody's or Fitch), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.

Fund Performance Data

DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2010	Six Months	1 Year	5 Years	Since 8/30/04*
Class I
Average annual total return	23.11%	19.50%	–1.92%	2.66%
Class A
Average annual total return (with sales charge)	16.54%	12.78%	–3.23%	1.53%
Average annual total return (without sales charge)	22.98%	19.09%	–2.18%	2.39%
Class C
Average annual total return (with CDSC)	21.42%	17.23%	–2.85%	1.67%
Average annual total return (without CDSC)	22.42%	18.23%	–2.85%	1.67%
S&P 500 Index††
Average annual total return	23.27%	15.06%	2.29%	4.27%
Russell 1000 Index††
Average annual total return	24.03%	16.10%	2.59%	4.84%
Russell 1000 Value Index††
Average annual total return	21.74%	15.51%	1.28%	4.06%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2010	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	23.09%	19.85%	–2.74%	4.88%	8.29%
Class A
Average annual total return (with sales charge)	16.49%	13.32%	–4.04%	4.08%	7.80%
Average annual total return (without sales charge)	22.90%	19.57%	–3.00%	4.64%	8.05%
Class C
Average annual total return (with CDSC)	21.45%	17.72%	–3.62%	3.90%	7.23%
Average annual total return (without CDSC)	22.45%	18.72%	–3.62%	3.90%	7.23%
Class R
Average annual total return	22.75%	19.27%	–3.24%	4.40%	7.77%
S&P 500 Index††
Average annual total return	23.27%	15.06%	2.29%	1.41%	8.63%
Russell 1000 Index††
Average annual total return	24.03%	16.10%	2.59%	1.83%	8.80%
Russell 1000 Value Index††
Average annual total return	21.74%	15.51%	1.28%	3.26%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2010	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	32.63%	34.41%	3.01%	10.11%	12.55%
Class A
Average annual total return (with sales charge)	25.44%	26.98%	1.65%	9.26%	11.85%
Average annual total return (without sales charge)	32.41%	34.04%	2.75%	9.85%	12.28%
Class C
Average annual total return (with CDSC)	30.98%	32.16%	2.16%	9.13%	11.49%
Average annual total return (without CDSC)	31.98%	33.16%	2.16%	9.13%	11.49%
Class R
Average annual total return	32.26%	33.73%	2.49%	9.27%	12.10%
Russell Midcap Index††
Average annual total return	28.12%	25.47%	4.66%	6.54%	9.29%
Russell Midcap Value Index††
Average annual total return	25.86%	24.75%	4.08%	8.07%	9.78%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2010	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	34.47%	43.66%	2.04%	12.95%	11.83%
Class A
Average annual total return (with sales charge)	27.26%	35.77%	0.69%	12.18%	11.35%
Average annual total return (without sales charge)	34.32%	43.30%	1.78%	12.79%	11.59%
Class C
Average annual total return (with CDSC)	32.81%	41.20%	1.21%	11.95%	10.79%
Average annual total return (without CDSC)	33.81%	42.20%	1.21%	11.95%	10.79%
Russell 2000 Index††
Average annual total return	29.38%	26.85%	4.47%	6.33%	9.58%
Russell 2000 Value Index††
Average annual total return	26.58%	24.50%	3.52%	8.42%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

VALUE OPPORTUNITIES FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2010	Six Months	1 Year	5 Years	Since 12/31/02*
Class I
Average annual total return	31.92%	34.80%	4.51%	12.78%
Class A
Average annual total return (with sales charge)	24.83%	27.50%	3.13%	11.85%
Average annual total return (without sales charge)	31.75%	34.54%	4.26%	12.61%
Class C
Average annual total return (with CDSC)	30.21%	32.43%	3.59%	11.73%
Average annual total return (without CDSC)	31.21%	33.43%	3.59%	11.73%
S&P 500 Index††
Average annual total return	23.27%	15.06%	2.29%	6.67%
Russell 3000 Index††
Average annual total return	24.46%	16.93%	2.74%	7.49%
Russell 3000 Value Index††
Average annual total return	22.12%	16.23%	1.45%	7.33%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in securities of companies with strong capital appreciation potential.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

HIGH YIELD FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2010	Six Months	1 Year	Since 3/31/09*
Class I
Average annual total return	13.37%	19.10%	30.00%
Class A
Average annual total return (with sales charge)	8.92%	14.30%	26.48%
Average annual total return (without sales charge)	13.18%	18.76%	29.27%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index
Average annual total return	9.30%	14.26%	29.36%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 5/29/09.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the current applicable sales charge of the class. Returns for Class A reflect the current maximum initial sales charge of 3.75%. Average annual total returns without sales charge do not reflect the current maximum sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in high yield securities.

†† See index description on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
JPMorgan Chase & Company	4.33%
ConocoPhillips	4.13%
Hewlett-Packard Company	4.03%
Wells Fargo & Company	3.98%
Royal Dutch Shell PLC - Class B - ADR	3.94%
Lockheed Martin Corporation	3.74%
CA, Inc.	3.42%
Vodafone Group PLC - ADR	3.05%
Exelon Corporation	2.81%
Bank of America Corporation	2.59%

COMMON STOCKS — 98.90%	Shares Held	Value
CONSUMER DISCRETIONARY — 11.06% Auto Components — 0.94%
Johnson Controls, Inc.	94,700	$3,617,540
Automobiles — 1.04%
General Motors Company (a)	108,500	3,999,310
Hotels, Restaurants & Leisure — 0.25%
Carnival Corporation	20,400	940,644
Media — 3.42%
Comcast Corporation	280,700	5,841,367
The Interpublic Group of Companies, Inc. (a)	341,000	3,621,420
Time Warner Cable, Inc.	55,700	3,677,871
		13,140,658
Multiline Retail — 1.94%
J.C. Penney Company, Inc.	231,200	7,470,072
Specialty Retail — 3.47%
The Gap, Inc.	307,600	6,810,264
Home Depot, Inc.	186,700	6,545,702
		13,355,966
TOTAL CONSUMER DISCRETIONARY		42,524,190
CONSUMER STAPLES — 6.83% Beverages — 0.73%
PepsiCo, Inc.	43,000	2,809,190
Food & Staples Retailing — 4.43%
CVS Caremark Corporation	171,300	5,956,101
Safeway, Inc.	192,100	4,320,329
Wal-Mart Stores, Inc.	125,800	6,784,394
		17,060,824
Food Products — 0.47%
Kraft Foods, Inc.	57,700	1,818,127

	Shares Held	Value
Tobacco — 1.20%
Lorillard, Inc.	22,200	$1,821,732
Philip Morris International, Inc.	47,500	2,780,175
		4,601,907
TOTAL CONSUMER STAPLES		26,290,048
ENERGY — 9.59% Oil, Gas & Consumable Fuels — 9.59%
ConocoPhillips	233,100	15,874,110
Marathon Oil Corporation	157,700	5,839,631
Royal Dutch Shell PLC — Class B — ADR	227,500	15,167,425
TOTAL ENERGY		36,881,166
FINANCIALS — 25.96% Commercial Banks — 7.05%
KeyCorp	319,403	2,826,716
PNC Financial Services Group, Inc.	110,815	6,728,687
SunTrust Banks, Inc.	76,900	2,269,319
Wells Fargo & Company	493,334	15,288,421
		27,113,143
Consumer Finance — 1.30%
Capital One Financial Corporation	117,700	5,009,312
Diversified Financial Services — 9.40%
Bank of America Corporation	747,422	9,970,609
Citigroup, Inc. (a)	2,018,945	9,549,610
JPMorgan Chase & Company	392,200	16,637,124
		36,157,343

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares Held	Value
Insurance — 8.21%
The Allstate Corporation	284,800	$9,079,424
Genworth Financial, Inc. (a)	441,000	5,794,740
Hartford Financial Services Group, Inc.	76,500	2,026,485
MetLife, Inc.	101,742	4,521,415
Prudential Financial, Inc.	52,100	3,058,791
XL Group PLC	324,800	7,087,136
		31,567,991
TOTAL FINANCIALS		99,847,789
HEALTH CARE — 8.60% Health Care Equipment & Supplies — 1.20%
Covidien PLC	101,500	4,634,490
Pharmaceuticals — 7.40%
Eli Lilly & Company	233,600	8,185,344
Johnson & Johnson	85,600	5,294,360
Merck & Company, Inc.	105,296	3,794,868
Novartis AG — ADR	65,000	3,831,750
Pfizer, Inc.	419,600	7,347,196
		28,453,518
TOTAL HEALTH CARE		33,088,008
INDUSTRIALS — 11.72% Aerospace & Defense — 6.85%
The Boeing Company	26,100	1,703,286
Embraer SA — ADR	124,000	3,645,600
Lockheed Martin Corporation	206,000	14,401,460
Northrop Grumman Corporation	101,900	6,601,082
		26,351,428
Air Freight & Logistics — 1.46%
FedEx Corporation	60,100	5,589,901
Industrial Conglomerates — 1.20%
Tyco International Limited	111,600	4,624,704
Machinery — 2.21%
Cummins, Inc.	26,000	2,860,260
PACCAR, Inc.	98,300	5,644,386
		8,504,646
TOTAL INDUSTRIALS		45,070,679
INFORMATION TECHNOLOGY — 14.09% Computers & Peripherals — 4.03%
Hewlett-Packard Company	368,400	15,509,640
Electronic Equipment, Instruments & Components — 1.71%
Tyco Electronics Limited	186,300	6,595,020
IT Services — 1.94%
Accenture PLC	18,700	906,763
International Business Machines Corporation	44,600	6,545,496
		7,452,259

	Shares Held	Value
Software — 6.41%
CA, Inc.	537,406	$13,134,202
Microsoft Corporation	268,800	7,504,896
Oracle Corporation	127,600	3,993,880
		24,632,978
TOTAL INFORMATION TECHNOLOGY		54,189,897
MATERIALS — 2.26% Chemicals — 2.26%
Celanese Corporation	71,100	2,927,187
PPG Industries, Inc.	68,500	5,758,795
TOTAL MATERIALS		8,685,982
TELECOMMUNICATION SERVICES — 3.05% Wireless Telecommunication Services — 3.05%
Vodafone Group PLC — ADR	443,500	11,721,705
TOTAL TELECOMMUNICATION SERVICES		11,721,705
UTILITIES — 5.74% Electric Utilities — 4.28%
Edison International	146,700	5,662,620
Exelon Corporation	259,600	10,809,744
		16,472,364
Multi-Utilities — 1.46%
Public Service Enterprise Group, Inc.	175,700	5,589,017
TOTAL UTILITIES		22,061,381
Total investments — 98.90% (Cost $451,657,953)		380,360,845
Time deposit* — 1.17%		4,487,834
Liabilities in excess of other assets — (0.07)%		(267,942)
Net assets — 100.00%		$384,580,737

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Time deposit with Wells Fargo bears interest at 0.03% and matures on 1/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
JPMorgan Chase & Company	4.69%
Wells Fargo & Company	4.49%
ConocoPhillips	4.38%
Hewlett-Packard Company	4.35%
Lockheed Martin Corporation	4.30%
CA, Inc.	3.90%
Exelon Corporation	3.75%
Vodafone Group PLC - ADR	3.56%
Royal Dutch Shell PLC - Class B - ADR	3.53%
Citigroup, Inc.	2.93%

COMMON STOCKS — 99.22%	Shares Held	Value
CONSUMER DISCRETIONARY — 10.41% Automobiles — 1.41%
Harley-Davidson, Inc.	470,700	$16,319,169
Media — 2.28%
Comcast Corporation	1,271,800	26,466,158
Multiline Retail — 2.59%
J.C. Penney Company, Inc.	931,700	30,103,227
Specialty Retail — 3.78%
The Gap, Inc.	1,075,600	23,813,784
Home Depot, Inc.	574,609	20,145,791
		43,959,575
Textiles, Apparel & Luxury Goods — 0.35%
The Jones Group, Inc.	264,500	4,110,330
TOTAL CONSUMER DISCRETIONARY		120,958,459
CONSUMER STAPLES — 5.73% Food & Staples Retailing — 3.92%
CVS Caremark Corporation	419,000	14,568,630
Safeway, Inc.	674,300	15,165,007
Wal-Mart Stores, Inc.	293,100	15,806,883
		45,540,520
Tobacco — 1.81%
Philip Morris International, Inc.	358,400	20,977,152
TOTAL CONSUMER STAPLES		66,517,672
ENERGY — 9.44% Oil, Gas & Consumable Fuels — 9.44%
ConocoPhillips	747,900	50,931,990
Marathon Oil Corporation	478,100	17,704,043
Royal Dutch Shell PLC — Class B — ADR	615,400	41,028,718
TOTAL ENERGY		109,664,751

	Shares Held	Value
FINANCIALS — 27.86% Commercial Banks — 7.53%
PNC Financial Services Group, Inc.	402,800	$24,458,016
Regions Financial Corporation	1,546,800	10,827,600
Wells Fargo & Company	1,681,891	52,121,802
		87,407,418
Consumer Finance — 1.75%
Capital One Financial Corporation	477,300	20,313,888
Diversified Financial Services — 10.12%
Bank of America Corporation	2,178,689	29,063,711
Citigroup, Inc. (a)	7,188,582	34,001,993
JPMorgan Chase & Company	1,285,500	54,530,910
		117,596,614
Insurance — 8.46%
The Allstate Corporation	908,100	28,950,228
Genworth Financial, Inc. (a)	1,326,600	17,431,524
MetLife, Inc.	519,058	23,066,938
Unum Group	231,600	5,609,352
XL Group PLC	1,062,300	23,179,386
		98,237,428
TOTAL FINANCIALS		323,555,348
HEALTH CARE — 7.37% Pharmaceuticals — 7.37%
Eli Lilly & Company	856,900	30,025,776
Johnson & Johnson	176,800	10,935,080
Merck & Company, Inc.	403,000	14,524,120
Novartis AG — ADR	98,400	5,800,680
Pfizer, Inc.	1,390,300	24,344,153
TOTAL HEALTH CARE		85,629,809

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 9.59% Aerospace & Defense — 6.98%
Embraer SA — ADR	381,600	$11,219,040
Lockheed Martin Corporation	714,700	49,964,677
Northrop Grumman Corporation	306,100	19,829,158
		81,012,875
Industrial Conglomerates — 1.37%
Tyco International Limited	384,325	15,926,428
Machinery — 1.24%
PACCAR, Inc.	251,000	14,412,420
TOTAL INDUSTRIALS		111,351,723
INFORMATION TECHNOLOGY — 14.56% Computers & Peripherals — 4.35%
Hewlett-Packard Company	1,201,800	50,595,780
Electronic Equipment, Instruments & Components — 1.75%
Tyco Electronics Limited	573,825	20,313,405
IT Services — 2.22%
International Business Machines Corporation	175,600	25,771,056
Software — 6.24%
CA, Inc.	1,854,581	45,325,960
Microsoft Corporation	973,200	27,171,744
		72,497,704
TOTAL INFORMATION TECHNOLOGY		169,177,945
MATERIALS — 3.77% Chemicals — 3.77%
Celanese Corporation	636,600	26,208,822
PPG Industries, Inc.	209,000	17,570,630
TOTAL MATERIALS		43,779,452
TELECOMMUNICATION SERVICES — 3.56% Wireless Telecommunication Services — 3.56%
Vodafone Group PLC — ADR	1,564,100	41,339,163
TOTAL TELECOMMUNICATION SERVICES		41,339,163
UTILITIES — 6.93% Electric Utilities — 5.47%
Edison International	518,200	20,002,520
Exelon Corporation	1,045,100	43,517,964
		63,520,484

	Shares Held	Value
Multi-Utilities — 1.46%
Public Service Enterprise Group, Inc.	535,300	$17,027,893
TOTAL UTILITIES		80,548,377
Total investments — 99.22% (Cost $1,307,346,799)		1,152,522,699
Time deposit* — 0.85%		9,808,438
Liabilities in excess of other assets — (0.07)%		(792,623)
Net assets — 100.00%		$1,161,538,514

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Time deposit with Citibank bears interest at 0.03% and matures on 1/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
CA, Inc.	4.42%
Valassis Communications, Inc.	4.41%
MI Developments, Inc.	3.88%
Con-way, Inc.	3.76%
The Gap, Inc.	3.66%
Celanese Corporation	3.42%
Kinetic Concepts, Inc.	2.85%
XL Group PLC	2.85%
Edison International	2.84%
Safeway, Inc.	2.75%

COMMON STOCKS — 97.58%	Shares Held	Value
CONSUMER DISCRETIONARY — 17.68% Auto Components — 2.30%
The Goodyear Tire & Rubber Company (a)	1,748,500	$20,719,725
Magna International, Inc.	185,000	9,620,000
		30,339,725
Automobiles — 0.49%
Harley-Davidson, Inc.	184,600	6,400,082
Media — 5.08%
The Interpublic Group of Companies, Inc. (a)	833,900	8,856,018
Valassis Communications, Inc. (a)	1,799,500	58,213,825
		67,069,843
Multiline Retail — 1.75%
J.C. Penney Company, Inc.	713,900	23,066,109
Specialty Retail — 5.74%
The Gap, Inc.	2,183,700	48,347,118
Rent-A-Center, Inc.	850,600	27,457,368
		75,804,486
Textiles, Apparel & Luxury Goods — 2.32%
The Jones Group, Inc.	1,972,300	30,649,542
TOTAL CONSUMER DISCRETIONARY		233,329,787
CONSUMER STAPLES — 5.49% Food & Staples Retailing — 4.87%
Safeway, Inc.	1,614,500	36,310,105
SUPERVALU, Inc.	2,906,000	27,984,780
		64,294,885
Tobacco — 0.62%
Lorillard, Inc.	99,800	8,189,588
TOTAL CONSUMER STAPLES		72,484,473

	Shares Held	Value
ENERGY — 4.56% Oil, Gas & Consumable Fuels — 4.56%
Cobalt International Energy, Inc. (a)	2,868,200	$35,020,722
Stone Energy Corporation (a)	1,127,200	25,125,288
TOTAL ENERGY		60,146,010
FINANCIALS — 28.93% Commercial Banks — 10.00%
Fifth Third Bancorp	1,588,200	23,314,776
First Horizon National Corporation (a)	814,558	9,595,489
KeyCorp	3,405,020	30,134,427
Regions Financial Corporation	4,328,100	30,296,700
SunTrust Banks, Inc.	925,300	27,305,603
Synovus Financial Corporation	4,299,000	11,349,360
		131,996,355
Consumer Finance — 3.22%
Capital One Financial Corporation	318,800	13,568,128
Discover Financial Services	1,557,600	28,862,328
		42,430,456
Diversified Financial Services — 1.87%
PHH Corporation (a)	1,063,500	24,620,025
Insurance — 9.94%
The Allstate Corporation	531,000	16,928,280
CNO Financial Group, Inc. (a)	4,275,400	28,987,212
Genworth Financial, Inc. (a)	2,109,700	27,721,458
Hartford Financial Services Group, Inc.	752,800	19,941,672
XL Group PLC	1,723,200	37,600,224
		131,178,846
Real Estate Management & Development — 3.88%
MI Developments, Inc.	1,888,700	51,183,770
Thrifts & Mortgage Finance — 0.02%
Capitol Federal Financial, Inc.	27,200	323,952
TOTAL FINANCIALS		381,733,404

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 5.85% Health Care Equipment & Supplies — 3.34%
Kinetic Concepts, Inc. (a)	898,900	$37,645,932
Zimmer Holdings, Inc. (a)	120,200	6,452,336
		44,098,268
Health Care Providers & Services — 0.36%
LifePoint Hospitals, Inc. (a)	130,800	4,806,900
Pharmaceuticals — 2.15%
King Pharmaceuticals, Inc. (a)	2,014,200	28,299,510
TOTAL HEALTH CARE		77,204,678
INDUSTRIALS — 8.40% Aerospace & Defense — 1.73%
Alliant Techsystems, Inc. (a)	80,700	6,006,501
Embraer SA — ADR	574,700	16,896,180
		22,902,681
Machinery — 0.53%
Terex Corporation (a)	224,800	6,977,792
Professional Services — 2.38%
Manpower, Inc.	500,900	31,436,484
Road & Rail — 3.76%
Con-way, Inc.	1,355,600	49,574,292
TOTAL INDUSTRIALS		110,891,249
INFORMATION TECHNOLOGY — 14.52% Communications Equipment — 1.57%
Arris Group, Inc. (a)	1,844,600	20,696,412
Electronic Equipment, Instruments & Components — 2.64%
Tyco Electronics Limited	986,000	34,904,400
Semiconductors & Semiconductor Equipment — 4.91%
National Semiconductor Corporation	873,800	12,023,488
NXP Semiconductors NV (a)	1,371,200	28,699,216
ON Semiconductor Corporation (a)	2,434,100	24,048,908
		64,771,612
Software — 5.40%
CA, Inc.	2,384,244	58,270,923
Novell, Inc. (a)	1,184,200	7,010,464
Symantec Corporation (a)	355,700	5,954,418
		71,235,805
TOTAL INFORMATION TECHNOLOGY		191,608,229
MATERIALS — 4.30% Chemicals — 4.30%
Celanese Corporation	1,096,300	45,134,671
PPG Industries, Inc.	69,400	5,834,458
RPM International, Inc.	257,700	5,695,170
TOTAL MATERIALS		56,664,299

	Shares Held	Value
UTILITIES — 7.85% Electric Utilities — 7.85%
Edison International	972,100	$37,523,060
Great Plains Energy, Inc.	1,602,900	31,080,231
Portland General Electric Company	1,271,000	27,580,700
PPL Corporation	248,200	6,532,624
Westar Energy, Inc.	35,100	883,116
TOTAL UTILITIES		103,599,731
Total investments — 97.58% (Cost $1,379,330,810)		1,287,661,860
Time deposits* — 2.38%		31,398,776
Other assets in excess of liabilities — 0.04%		471,520
Net assets — 100.00%		$1,319,532,156

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Time deposits of $21,900,000 with Citibank and $9,498,776 with Wells Fargo bear interest at 0.03% and mature on 1/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	4.84%
Great Plains Energy, Inc.	4.58%
Noranda Aluminum Holding Corporation	4.39%
Symetra Financial Corporation	4.04%
Con-way, Inc.	4.03%
MI Developments, Inc.	3.35%
Hudson Highland Group, Inc.	3.35%
PHH Corporation	3.24%
Arris Group, Inc.	2.89%
Stone Energy Corporation	2.87%

COMMON STOCKS — 95.62%	Shares Held	Value
CONSUMER DISCRETIONARY — 16.87% Auto Components — 2.48%
The Goodyear Tire & Rubber Company (a)	593,600	$7,034,160
Hotels, Restaurants & Leisure — 0.18%
Lakes Entertainment, Inc. (a)	175,900	501,315
Household Durables — 0.98%
Furniture Brands International, Inc. (a)	541,100	2,781,254
Media — 6.45%
The Interpublic Group of Companies, Inc. (a)	422,500	4,486,950
Valassis Communications, Inc. (a)	423,200	13,690,520
Westwood One, Inc. (a) (c)	8,784	80,198
		18,257,668
Specialty Retail — 2.33%
Rent-A-Center, Inc.	204,400	6,598,032
Textiles, Apparel & Luxury Goods — 4.45%
The Jones Group, Inc.	522,300	8,116,542
Quiksilver, Inc. (a)	884,200	4,482,894
		12,599,436
TOTAL CONSUMER DISCRETIONARY		47,771,865
CONSUMER STAPLES — 1.82% Food Products — 1.82%
Overhill Farms, Inc. (a) (b)	889,200	5,139,576
TOTAL CONSUMER STAPLES		5,139,576
ENERGY — 6.24% Energy Equipment & Services — 1.32%
Bristow Group, Inc. (a)	78,600	3,721,710
Oil, Gas & Consumable Fuels — 4.92%
Cobalt International Energy, Inc. (a)	410,600	5,013,426
Petroquest Energy, Inc. (a)	105,400	793,662
Stone Energy Corporation (a)	364,800	8,131,392
		13,938,480
TOTAL ENERGY		17,660,190

	Shares Held	Value
FINANCIALS — 25.42% Commercial Banks — 5.81%
Associated Banc-Corp	210,500	$3,189,075
First Horizon National Corporation (a)	246,631	2,905,316
First Interstate BancSystem, Inc.	226,600	3,453,384
Synovus Financial Corporation	606,800	1,601,952
Webster Financial Corporation	251,800	4,960,460
Wilmington Trust Corporation	77,700	337,218
		16,447,405
Diversified Financial Services — 3.24%
PHH Corporation (a)	396,200	9,172,030
Insurance — 10.83%
CNO Financial Group, Inc. (a)	935,900	6,345,402
Employers Holdings, Inc.	203,600	3,558,928
Global Indemnity PLC (a)	392,313	8,022,801
The Hanover Insurance Group, Inc.	27,900	1,303,488
Symetra Financial Corporation	835,200	11,442,240
		30,672,859
Real Estate Investment Trusts — 1.75%
CapLease, Inc.	539,100	3,137,562
Walter Investment Management Corporation	101,100	1,813,734
		4,951,296
Real Estate Management & Development — 3.35%
MI Developments, Inc.	350,000	9,485,000
Thrifts & Mortgage Finance — 0.44%
Capitol Federal Financial, Inc.	11,300	134,583
First Financial Holdings, Inc.	87,900	1,011,729
Territorial Bancorp, Inc.	4,600	91,586
		1,237,898
TOTAL FINANCIALS		71,966,488

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 3.51% Health Care Equipment & Supplies — 2.74%
Kinetic Concepts, Inc. (a)	185,200	$7,756,176
Pharmaceuticals — 0.77%
King Pharmaceuticals, Inc. (a)	156,300	2,196,015
TOTAL HEALTH CARE		9,952,191
INDUSTRIALS — 17.43% Aerospace & Defense — 1.14%
Alliant Techsystems, Inc. (a)	34,200	2,545,506
Embraer SA — ADR	22,900	673,260
		3,218,766
Machinery — 5.74%
CIRCOR International, Inc.	20,300	858,284
Miller Industries, Inc.	538,200	7,658,586
Terex Corporation (a)	249,000	7,728,960
		16,245,830
Professional Services — 6.52%
Heidrick & Struggles International, Inc.	182,900	5,240,085
Hudson Highland Group, Inc. (a) (b)	1,624,700	9,472,001
Manpower, Inc.	60,000	3,765,600
		18,477,686
Road & Rail — 4.03%
Con-way, Inc.	312,000	11,409,840
TOTAL INDUSTRIALS		49,352,122
INFORMATION TECHNOLOGY — 8.41% Communications Equipment — 2.89%
Arris Group, Inc. (a)	728,500	8,173,770
IT Services — 2.67%
Global Payments, Inc.	87,800	4,057,238
Ness Technologies, Inc. (a)	591,100	3,511,134
		7,568,372
Semiconductors & Semiconductor Equipment — 1.87%
ON Semiconductor Corporation (a)	536,100	5,296,668
Software — 0.98%
Novell, Inc. (a)	465,700	2,756,944
TOTAL INFORMATION TECHNOLOGY		23,795,754
MATERIALS — 7.98% Metals & Mining — 7.98%
Haynes International, Inc.	115,700	4,839,731
Kaiser Aluminum Corporation	47,200	2,364,248
Noranda Aluminum Holding Corporation (a)	850,700	12,420,220
Universal Stainless & Alloy (a)	94,500	2,955,960
TOTAL MATERIALS		22,580,159

	Shares Held	Value
UTILITIES — 7.94% Electric Utilities — 7.94%
Great Plains Energy, Inc.	668,600	$12,964,154
Portland General Electric Company	289,800	6,288,660
Westar Energy, Inc.	128,400	3,230,544
TOTAL UTILITIES		22,483,358
Total common stocks (Cost $272,433,016)		270,701,703
INVESTMENT COMPANIES — 1.98%
Exchange Traded Funds — 1.98%
iShares Russell 2000 Index Fund (c)	40,000	3,129,200
iShares Russell 2000 Value Index Fund	34,800	2,473,932
Total investment companies (Cost $5,060,941)		5,603,132
Total investments — 97.60% (Cost $277,493,957)		276,304,835
Collateral for securities on loan^ — 0.87%		2,474,878
Time deposits* — 2.28%		6,450,781
Liabilities in excess of other assets — (0.75)%		(2,133,226)
Net assets — 100.00%		$283,097,268

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $2,423,630.

ADR — American Depositary Receipt

^ — Collateral for securities on loan of $2,395,280 was invested in JP Morgan Chase Repurchase Agreements which bear interest at 0.01% and mature on 1/3/2011. The repurchase proceeds are $2,395,280. The repurchase agreements are collateralized by United States Government & Agency Issues. The remaining collateral for securities on loan of $79,598 was held as cash.

* — Time deposits of $3,500,000 with Citibank and $2,950,781 with Wells Fargo bear interest at 0.03% and mature on 1/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Value Opportunities Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	6.92%
Lockheed Martin Corporation	6.15%
Noranda Aluminum Holding Corporation	5.71%
Hudson Highland Group, Inc.	5.41%
Vodafone Group PLC - ADR	5.35%
ConocoPhillips	4.67%
Exelon Corporation	4.44%
Hewlett-Packard Company	4.11%
Tree.com, Inc.	3.73%
JPMorgan Chase & Company	3.68%

COMMON STOCKS — 88.44%	Shares Held	Value
CONSUMER DISCRETIONARY — 10.47% Hotels, Restaurants & Leisure — 0.82%
Lakes Entertainment, Inc. (a)	179,600	$511,860
Household Durables — 0.44%
Furniture Brands International, Inc. (a)	53,400	274,476
Media — 6.93%
Valassis Communications, Inc. (a)	134,300	4,344,605
Westwood One, Inc. (a) (b)	678	6,190
		4,350,795
Textiles, Apparel & Luxury Goods — 2.28%
The Jones Group, Inc.	92,000	1,429,680
TOTAL CONSUMER DISCRETIONARY		6,566,811
CONSUMER STAPLES — 1.94% Food Products — 1.94%
Overhill Farms, Inc. (a)	210,800	1,218,424
TOTAL CONSUMER STAPLES		1,218,424
ENERGY — 10.15% Oil, Gas & Consumable Fuels — 10.15%
Cobalt International Energy, Inc. (a)	51,700	631,257
ConocoPhillips	43,000	2,928,300
Marathon Oil Corporation	40,400	1,496,012
Royal Dutch Shell PLC — Class B — ADR	19,700	1,313,399
TOTAL ENERGY		6,368,968
FINANCIALS — 21.04% Commercial Banks — 3.23%
Wells Fargo & Company	65,500	2,029,845
Diversified Financial Services — 5.98%
Bank of America Corporation	108,100	1,442,054
JPMorgan Chase & Company	54,400	2,307,648
		3,749,702

	Shares Held	Value
Insurance — 4.24%
The Allstate Corporation	9,300	$296,484
Global Indemnity PLC (a)	84,684	1,731,788
Symetra Financial Corporation	46,100	631,570
		2,659,842
Real Estate Management & Development — 3.30%
MI Developments, Inc.	76,300	2,067,730
Thrifts & Mortgage Finance — 4.29%
Capitol Federal Financial, Inc.	2,500	29,775
Heritage Financial Group, Inc.	25,900	321,678
Tree.com, Inc. (a)	247,900	2,340,176
		2,691,629
TOTAL FINANCIALS		13,198,748
INDUSTRIALS — 19.45% Aerospace & Defense — 7.51%
Lockheed Martin Corporation	55,200	3,859,032
Northrop Grumman Corporation	13,200	855,096
		4,714,128
Air Freight & Logistics — 0.54%
Air T, Inc.	34,800	337,908
Machinery — 3.26%
Miller Industries, Inc.	143,598	2,043,399
Professional Services — 5.41%
Hudson Highland Group, Inc. (a)	582,000	3,393,060
Road & Rail — 2.42%
Con-way, Inc.	41,500	1,517,655
Trading Companies & Distributors — 0.31%
KSW, Inc.	54,300	198,195
TOTAL INDUSTRIALS		12,204,345
INFORMATION TECHNOLOGY — 6.92% Communications Equipment — 1.90%
Arris Group, Inc. (a)	106,300	1,192,686

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares Held	Value
Computers & Peripherals — 4.11%
Hewlett-Packard Company	61,200	$2,576,520
Software — 0.91%
CA, Inc.	23,500	574,340
TOTAL INFORMATION TECHNOLOGY		4,343,546
MATERIALS — 8.68% Chemicals — 2.97%
Celanese Corporation	45,200	1,860,884
Metals & Mining — 5.71%
Noranda Aluminum Holding Corporation (a)	245,400	3,582,840
TOTAL MATERIALS		5,443,724
TELECOMMUNICATION SERVICES — 5.35% Wireless Telecommunication Services — 5.35%
Vodafone Group PLC — ADR	127,100	3,359,253
TOTAL TELECOMMUNICATION SERVICES		3,359,253
UTILITIES — 4.44% Electric Utilities — 4.44%
Exelon Corporation	66,900	2,785,716
TOTAL UTILITIES		2,785,716
Total common stocks (Cost $53,011,443)		55,489,535
INVESTMENT COMPANIES — 1.35%
Equity Mutual Funds — 1.35%
Diamond Hill Financial Trends Fund, Inc.	86,100	844,641
Total investment companies (Cost $644,142)		844,641
PREFERRED STOCKS — 5.25%
FINANCIALS — 5.25% Real Estate Investment Trusts — 3.17%
Strategic Hotels & Resorts, Inc. — Series A (a)	77,900	1,857,136
Strategic Hotels & Resorts, Inc. — Series B (a)	1,700	39,100
Strategic Hotels & Resorts, Inc. — Series C (a)	3,900	91,260
		1,987,496
Thrifts & Mortgage Finance — 2.08%
Federal Home Loan Mortgage Corporation — Series K (a)	33,900	32,205
Federal Home Loan Mortgage Corporation — Series N (a)	118,600	94,880
Federal Home Loan Mortgage Corporation — Series S (a)	18,700	16,830
Federal Home Loan Mortgage Corporation — Series T (a)	37,900	34,110
Federal Home Loan Mortgage Corporation — Series Z (a)	1,793,100	1,127,860
		1,305,885
TOTAL FINANCIALS		3,293,381
Total preferred stocks (Cost $3,486,983)		3,293,381

CORPORATE BONDS — 1.24%	Amount	Value
ENERGY — 1.24% Oil, Gas & Consumable Fuels — 1.24%
American Petroleum Tankers LLC/AP Tankers Company 10.250%, 05/01/2015 (Acquired 05/06/2010, Cost $730,985) (r)	$750,000	$780,000
TOTAL ENERGY		780,000
Total corporate bonds (Cost $730,985)		780,000
Total investments — 96.28% (Cost $57,873,553)		60,407,557
Collateral for securities on loan^ — 0.01%		4,877
Time deposits* — 1.20%		753,754
Other assets in excess of liabilities — 2.51%		1,574,179
Net assets — 100.00%		$62,740,367

(a) — Non-income producing security.

(b) — All or a portion of this security is on loan. The total market value of securities on loan was $4,760.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of restricted securities was $780,000, representing 1.24% of net assets.

ADR — American Depositary Receipt

^ — Collateral for securities on loan of $4,720 was invested in JP Morgan Chase Repurchase Agreements which bear interest at 0.01% and mature on 1/3/2011. The repurchase proceeds are $4,720. The repurchase agreements are collateralized by United States Government & Agency Issues. The remaining collateral for securities on loan of $157 was held as cash.

* — Time deposits of $500,000 with Citibank and $253,754 with Wells Fargo bear interest at 0.03% and mature on 1/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley High Yield Fund (Unaudited)

Largest Issuers	Percent of net assets
CIT Group, Inc.	2.73%
Citigroup, Inc.	2.53%
International Lease Finance Corporation	1.98%
Ally Financial, Inc.	1.88%
NXP BV/NXP Funding LLC	1.49%
NCL Corporation Limited	1.43%
Edison Mission Energy	1.29%
General Motors Corporation/Motors Liquidation Company	1.28%
Stone Energy Corporation	1.27%
Valeant Pharmaceuticals International	1.24%

CORPORATE BONDS — 81.28%	Amount	Value
Aerospace/Defense — 0.54%
Triumph Group, Inc. 8.625%, 07/15/2018	$980,000	$1,075,550
Airlines — 2.61%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	1,575,065	1,567,189
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	2,174,920	2,153,171
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	622,875	647,790
United Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 7.336%, 07/02/2019 (Acquired 06/23/2010 — 07/27/2010, Cost $711,852) (r)	804,493	796,448
		5,164,598
Apparel/Textiles — 0.32%
Quiksilver, Inc. 6.875%, 04/15/2015	640,000	628,800
Auto Loans — 1.05%
Credit Acceptance Corporation 9.125%, 02/01/2017 (Acquired 01/25/2010 — 11/04/2010, Cost $2,038,800) (r)	1,975,000	2,083,625

	Amount	Value
Auto Parts & Equipment — 2.60%
Accuride Corporation 9.500%, 08/01/2018 (Acquired 07/22/2010, Cost $467,678) (r)	$480,000	$522,000
Affinia Group Holdings, Inc. 10.750%, 08/15/2016 (Acquired 08/06/2009 — 04/23/2010, Cost $1,028,578) (r)	990,000	1,103,850
American Axle & Manufacturing Holdings, Inc. 9.250%, 01/15/2017 (Acquired 12/10/2009 — 05/03/2010, Cost $1,082,126) (r)	1,055,000	1,184,237
Pinafore LLC/Pinafore, Inc. 9.000%, 10/01/2018 (Acquired 09/21/2010 — 09/22/2010, Cost $1,206,575) (r)	1,180,000	1,280,300
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 09/24/2010 — 09/27/2010, Cost $1,003,188) (r)	980,000	1,063,300
		5,153,687
Banking — 4.79%
Ally Financial, Inc. 7.250%, 09/15/2017	1,094,000	1,034,163
8.000%, 12/31/2018	1,645,000	1,756,037
First Tennessee Capital I 8.070%, 01/06/2027	2,000,000	2,002,534
NB Capital Trust IV 8.250%, 04/15/2027	1,444,000	1,472,880
Regions Bank 7.500%, 05/15/2018	880,000	907,675
Synovus Financial Corporation 4.875%, 02/15/2013	1,179,000	1,069,602
5.125%, 06/15/2017	1,480,000	1,232,241
		9,475,132

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Building Materials — 1.65%
Building Materials Corporation of America 6.875%, 08/15/2018 (Acquired 08/09/2010 — 08/11/2010, Cost $1,455,759) (r)	$1,480,000	$1,472,600
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625%, 12/01/2017 (Acquired 11/08/2010 — 11/10/2010, Cost $1,757,056) (r)	1,725,000	1,785,375
		3,257,975
Chemicals — 2.19%
Georgia Gulf Corporation 9.000%, 01/15/2017 (Acquired 12/11/2009 — 08/13/2010, Cost $1,300,879) (r)	1,269,000	1,383,210
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018	1,310,000	1,406,613
PolyOne Corporation 7.375%, 09/15/2020	1,480,000	1,537,350
		4,327,173
Consumer — Products — 1.63%
Easton-Bell Sports, Inc. 9.750%, 12/01/2016	1,170,000	1,289,925
FGI Holding Company, Inc. 11.250%, 10/01/2015 (Acquired 03/30/2010 — 10/01/2010, Cost $485,587) (c) (r)	494,197	475,665
FGI Operating Company, Inc. 10.250%, 08/01/2015	1,380,000	1,455,900
		3,221,490
Consumer/Commercial/Lease Financing — 6.79%
American General Finance Corporation 6.900%, 12/15/2017	1,130,000	918,125
CIT Group, Inc. 7.000%, 05/01/2013	2,960,000	3,026,600
7.000%, 05/01/2017	2,363,405	2,375,222
International Lease Finance Corporation 8.750%, 03/15/2017 (Acquired 03/17/2010 — 12/01/2010, Cost $2,739,462) (r)	2,760,000	2,967,000
8.250%, 12/15/2020	930,000	959,063
SLM Corporation — Series A 8.450%, 06/15/2018	1,725,000	1,795,366
TransUnion LLC/TransUnion Financing Corporation 11.375%, 06/15/2018 (Acquired 06/10/2010 — 10/14/2010, Cost $1,309,821) (r)	1,230,000	1,408,350
		13,449,726

	Amount	Value
Department Stores — 1.93%
Dillard's, Inc. 7.130%, 08/01/2018	$1,965,000	$1,955,175
Neiman Marcus Group, Inc. 9.000%, 10/15/2015 (c)	1,775,000	1,868,187
		3,823,362
Diversified Capital Goods — 0.69%
Mueller Water Products, Inc. 8.750%, 09/01/2020	1,230,000	1,365,300
Electric — Distribution/Transportation — 0.80%
AES Eastern Energy LP 9.670%, 01/02/2029	1,480,000	1,591,000
Electric — Generation — 4.98%
Calpine Corporation 7.875%, 07/31/2020 (Acquired 07/20/2010 — 08/04/2010, Cost $1,481,060) (r)	1,480,000	1,505,900
Edison Mission Energy 7.500%, 06/15/2013	1,030,000	1,014,550
7.000%, 05/15/2017	1,925,000	1,535,187
Energy Future Intermediate Holding Company LLC 9.750%, 10/15/2019	2,307,000	2,337,697
Mirant Americas Generation LLC 8.500%, 10/01/2021	1,588,000	1,595,940
NRG Energy, Inc. 8.250%, 09/01/2020 (Acquired 08/17/2010 — 12/06/2010, Cost $1,866,023) (r)	1,825,000	1,879,750
		9,869,024
Electric — Integrated — 0.58%
North American Energy Alliance LLC/North American Energy Alliance Finance Corporation 10.875%, 06/01/2016 (Acquired 09/22/2009 — 06/23/2010, Cost $1,062,685) (r)	1,035,000	1,154,025
Electronics — 2.90%
Advanced Micro Devices, Inc. 7.750%, 08/01/2020 (Acquired 07/26/2010 — 10/26/2010, Cost $1,214,178) (r)	1,180,000	1,230,150
Freescale Semiconductor, Inc. 9.250%, 04/15/2018 (Acquired 04/20/2010 — 08/24/2010, Cost $1,445,725) (r)	1,410,000	1,558,050
NXP BV/NXP Funding LLC 9.500%, 10/15/2015	780,000	836,550
9.750%, 08/01/2018 (Acquired 07/13/2010 — 12/02/2010, Cost $1,911,309) (r)	1,875,000	2,118,750
		5,743,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Energy — Exploration & Production — 4.16%
Hilcorp Energy I LP/Hilcorp Finance Company 9.000%, 06/01/2016 (Acquired 10/06/2009 — 06/16/2010, Cost $1,380,948) (r)	$1,360,000	$1,445,000
PetroQuest Energy LLC 10.000%, 09/01/2017	1,230,000	1,294,575
Quicksilver Resources, Inc. 7.125%, 04/01/2016	1,350,000	1,299,375
Stone Energy Corporation 8.625%, 02/01/2017	2,465,000	2,514,300
Swift Energy Company 8.875%, 01/15/2020	1,550,000	1,685,625
		8,238,875
Forestry/Paper — 3.55%
Ainsworth Lumber Company Limited 11.000%, 07/29/2015 (Acquired 02/22/2010 — 08/09/2010, Cost $1,431,117) (c) (r)	1,543,125	1,458,253
Appleton Papers, Inc. 10.500%, 06/15/2015 (Acquired 01/29/2010 — 10/13/2010, Cost $1,144,702) (r)	1,180,000	1,174,100
Georgia-Pacific LLC 7.750%, 11/15/2029	1,850,000	2,097,438
Verso Paper Holdings LLC/Verso Paper, Inc. — Series B 9.125%, 08/01/2014	2,220,000	2,297,700
		7,027,491
Gaming — 1.15%
Harrah's Operating Company, Inc. 11.250%, 06/01/2017	2,020,000	2,282,600
Gas Distribution — 1.41%
Energy Transfer Equity LP 7.500%, 10/15/2020	1,380,000	1,428,300
Ferrellgas LP/Ferrellgas Finance Corporation 9.125%, 10/01/2017	1,230,000	1,359,150
		2,787,450
Health Facilities — 2.62%
Biomet, Inc. 11.625%, 10/15/2017	1,480,000	1,642,800
Capella Healthcare, Inc. 9.250%, 07/01/2017 (Acquired 06/21/2010 — 11/23/2010, Cost $1,247,550) (r)	1,230,000	1,306,875
HCA, Inc. 9.625%, 11/15/2016 (c)	1,480,000	1,589,150
Surgical Care Affiliates, Inc. 10.000%, 07/15/2017 (Acquired 12/15/2009, Cost $596,096) (r)	640,000	652,800
		5,191,625

	Amount	Value
Health Services — 0.77%
AMGH Merger Sub, Inc. 9.250%, 11/01/2018 (Acquired 10/15/2010, Cost $1,486,800) (r)	$1,450,000	$1,529,750
Leisure — 1.43%
NCL Corporation Limited 11.750%, 11/15/2016	1,555,000	1,821,294
9.500%, 11/15/2018 (Acquired 11/04/2010 — 11/08/2010, Cost $1,002,950) (r)	980,000	1,014,300
		2,835,594
Machinery — 1.70%
Altra Holdings, Inc. 8.125%, 12/01/2016	1,155,000	1,230,075
Manitowoc Company, Inc. 9.500%, 02/15/2018	987,000	1,085,700
8.500%, 11/01/2020	980,000	1,046,150
		3,361,925
Media — Broadcast — 1.17%
Bresnan Broadband Holdings LLC 8.000%, 12/15/2018 (Acquired 12/01/2010 — 12/02/2010, Cost $997,550) (r)	980,000	1,014,300
LIN Television Corporation 8.375%, 04/15/2018	1,230,000	1,309,950
		2,324,250
Media — Cable — 3.11%
CCO Holdings LLC/CCO Holdings Capital Corporation 8.125%, 04/30/2020	1,555,000	1,644,412
Cequel Communications Holdings I LLC/ Cequel Capital Corporation 8.625%, 11/15/2017 (Acquired 10/30/2009 — 05/11/2010, Cost $2,066,823) (r)	2,070,000	2,173,500
Unitymedia Hessen GmbH & Company/ Unitymedia NRW GmbH 8.125%, 12/01/2017 (Acquired 11/17/2009 — 11/02/2010, Cost $2,304,110) (r)	2,220,000	2,331,000
		6,148,912
Media — Services — 0.88%
Clear Channel Worldwide Holdings, Inc. — Series B 9.250%, 12/15/2017	1,580,000	1,738,000
Medical Products — 0.50%
ConvaTec Healthcare E SA 10.500%, 12/15/2018 (Acquired 12/28/2010, Cost $994,700) (r)	980,000	998,375

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Metals/Mining Excluding Steel — 4.52%
Atkore International, Inc. 9.875%, 01/01/2018 (Acquired 12/15/2010 — 12/16/2010, Cost $1,790,906) (r)	$1,755,000	$1,833,975
FMG Resources August 2006 Property Limited 7.000%, 11/01/2015 (Acquired 10/26/2010 — 11/08/2010, Cost $1,772,875) (r)	1,725,000	1,776,750
International Coal Group, Inc. 9.125%, 04/01/2018	1,460,000	1,584,100
Noranda Aluminum Acquisition Corporation 5.373%, 05/15/2015 (a) (c)	1,263,579	1,148,277
Novelis, Inc. 8.375%, 12/15/2017 (Acquired 12/10/2010, Cost $1,280,000) (r)	1,280,000	1,331,200
Rain CII Carbon LLC/CII Carbon Corporation 8.000%, 12/01/2018 (Acquired 11/23/2010, Cost $1,230,000) (r)	1,230,000	1,266,900
		8,941,202
Multi-Line Insurance — 1.86%
American International Group, Inc. 8.175%, 05/15/2058 (a)	1,775,000	1,903,348
CNO Financial Group, Inc. 9.000%, 01/15/2018 (Acquired 12/14/2010, Cost $1,695,000) (r)	1,695,000	1,771,275
		3,674,623
Oil Field Equipment & Services — 5.24%
American Petroleum Tankers LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015 (Acquired 05/06/2010 — 11/29/2010, Cost $1,993,356) (r)	1,975,000	2,054,000
Exterran Holdings, Inc. 7.250%, 12/01/2018 (Acquired 11/18/2010, Cost $1,979,644) (r)	1,975,000	1,970,062
McJunkin Red Man Corporation 9.500%, 12/15/2016 (Acquired 12/16/2009 — 09/01/2010, Cost $1,713,312) (r)	1,750,000	1,662,500
Parker Drilling Company 9.125%, 04/01/2018	1,725,000	1,811,250
PHI, Inc. 8.625%, 10/15/2018 (Acquired 09/16/2010 — 11/29/2010, Cost $1,732,938) (r)	1,775,000	1,828,250
Thermon Industries, Inc. 9.500%, 05/01/2017 (Acquired 04/23/2010, Cost $980,000) (r)	980,000	1,048,600
		10,374,662
Oil Refining & Marketing — 0.65%
Holly Corporation 9.875%, 06/15/2017	1,183,000	1,295,385

	Amount	Value
Packaging — 2.02%
Ardagh Packaging Finance PLC 9.125%, 10/15/2020 (Acquired 09/30/2010 — 10/27/2010, Cost $917,377) (r)	$880,000	$919,600
BWAY Holding Company 10.000%, 06/15/2018 (Acquired 06/08/2010 — 11/03/2010, Cost $1,433,961) (r)	1,360,000	1,473,900
Graphic Packaging International, Inc. 9.500%, 06/15/2017	1,459,000	1,599,429
		3,992,929
Pharmaceuticals — 1.98%
Endo Pharmaceuticals Holdings, Inc 7.000%, 12/15/2020 (Acquired 11/18/2010 — 11/29/2010, Cost $1,437,413) (r)	1,422,000	1,457,550
Valeant Pharmaceuticals International 6.875%, 12/01/2018 (Acquired 11/18/2010 — 11/22/2010, Cost $2,444,274) (r)	2,465,000	2,458,838
		3,916,388
Restaurants — 1.42%
CKE Restaurants, Inc. 11.375%, 07/15/2018	1,580,000	1,757,750
DineEquity, Inc. 9.500%, 10/30/2018 (Acquired 12/01/2010, Cost $1,026,550) (r)	980,000	1,043,700
		2,801,450
Software/Services — 2.24%
First Data Corporation 8.875%, 08/15/2020 (Acquired 08/11/2010 — 11/01/2010, Cost $1,632,445) (r)	1,580,000	1,674,800
8.750%, 01/15/2022 (Acquired 12/20/2010, Cost $695,404) (c) (r)	730,000	709,925
MedAssets, Inc. 8.000%, 11/15/2018 (Acquired 11/09/2010 — 11/16/2010, Cost $2,065,238) (r)	2,020,000	2,040,200
		4,424,925
Support — Services — 1.30%
PHH Corporation 9.250%, 03/01/2016 (Acquired 08/06/2010 — 08/10/2010, Cost $1,403,476) (r)	1,383,000	1,465,980
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.000%, 07/15/2017 (Acquired 02/22/2010, Cost $1,044,345) (r)	980,000	1,107,400
		2,573,380

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2010

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Telecom — Wireless — 1.11%
Clearwire Communication LLC/ Clearwire Finance, Inc. 12.000%, 12/01/2015 (Acquired 09/21/2010 — 12/02/2010, Cost $1,311,088) (r)	$1,230,000	$1,334,550
Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 07/01/2009 — 01/08/2010, Cost $751,409) (r)	760,000	860,700
		2,195,250
Transportation Excluding Air/Rail — 0.44%
Overseas Shipholding Group, Inc. 7.500%, 02/15/2024	1,000,000	872,500
Total corporate bonds (Cost $153,761,506)		160,911,508
CONVERTIBLE BONDS — 2.79%
Auto Parts & Equipment — 0.55%
ArvinMeritor, Inc. 4.000%, 02/15/2027	980,000	1,079,225
Electronics — 0.49%
Advanced Micro Devices, Inc. 6.000%, 05/01/2015	957,000	968,963
Energy — Exploration & Production — 0.70%
Chesapeake Energy Corporation 2.250%, 12/15/2038	1,775,000	1,391,156
Transportation Excluding Air/Rail — 1.05%
Horizon Lines, Inc. 4.250%, 08/15/2012	2,245,000	2,079,431
Total convertible bonds (Cost $5,154,422)		5,518,775
CONVERTIBLE PREFERRED STOCKS — 4.21%	Shares Held
Automakers — 1.28%
General Motors Corporation/Motors Liquidation Company — Series C, 6.250% (b)	302,400	2,543,940
Banking — 1.19%
Citigroup, Inc., 7.500%	17,240	2,356,536
Electric — Integrated — 0.67%
NextEra Energy, Inc., 7.000%	26,600	1,316,700
Multi-Line Insurance — 1.07%
Hartford Financial Services Group, Inc. — Series F, 7.250%	82,940	2,124,093
Total convertible preferred stocks (Cost $7,527,990)		8,341,269

PREFERRED STOCKS — 4.50%	Shares Held	Value
Banking — 2.71%
Ally Financial, Inc. — Series G, 7.000% (Acquired 10/22/2010, Cost $874,650) (r)	980	$926,253
Citigroup Capital XIII, 7.875% (a)	98,505	2,650,770
Zions Bancorporation — Series C, 9.500%	70,135	1,795,456
		5,372,479
Gaming — 0.71%
Las Vegas Sands Corporation — Series A, 10.000%	12,500	1,411,719
Hotels — 0.93%
Strategic Hotels & Resorts, Inc. — Series A, 8.500% (b)	8,400	200,256
Strategic Hotels & Resorts, Inc. — Series B, 8.250% (b)	5,500	126,500
Strategic Hotels & Resorts, Inc. — Series C, 8.250% (b)	64,700	1,513,980
		1,840,736
Investments & Miscellaneous Financial Services — 0.15%
Federal Home Loan Mortgage Corporation — Series Z, 8.375% (b)	453,134	285,021
Total preferred stocks (Cost $8,511,881)		8,909,955
COMMON STOCKS — 0.89%
Auto Parts & Equipment — 0.89%
Accuride Corporation (b)	110,658	1,757,249
Total common stocks (Cost $709,614)		1,757,249
Total investments — 93.67% (Cost $175,665,413)		185,438,756
Time deposits* — 4.73%		9,369,857
Other assets in excess of liabilities — 1.60%		3,172,322
Net assets — 100.00%		$197,980,935

(a) — The coupon rate shown on variable rate securities represents the rate at December 31, 2010.

(b) — Non-income producing security.

(c) — Payment in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $76,087,746, representing 38.43% of net assets.

* — Time deposits of $1,200,000 with Branch Bank & Trust, $1,200,000 with Citibank, $969,857 with HSBC Bank, and $6,000,000 with Wells Fargo bear interest at 0.03% and mature on 1/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

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Statements of Assets & Liabilities

DECEMBER 31, 2010 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund
Assets:
Investments, at value*
Unaffiliated issuers	$380,360,845	$1,152,522,699	$1,287,661,860	$261,693,258	$60,407,557	$185,438,756
Affiliated issuers	—	—	—	14,611,577	—	—
Collateral for securities on loan	—	—	—	2,474,878	4,877	—
Time deposit	4,487,834	9,808,438	31,398,776	6,450,781	753,754	9,369,857
Dividends and interest receivable	526,547	1,669,532	1,445,765	241,567	41,675	3,159,176
Receivable for investments sold	—	—	872,245	—	—	—
Receivable for Fund shares sold	280,756	1,267,587	2,332,514	2,422,438	1,901,477	913,838
Other assets	84,000	125,738	138,739	34,640	30,082	27,209
Total assets	$385,739,982	$1,165,393,994	$1,323,849,899	$287,929,139	$63,139,422	$198,908,836
Liabilities:
Collateral for securities on loan	$—	$—	$—	$2,474,878	$4,877	$—
Payable for investments purchased	268,023	1,009,678	1,093,128	255,655	263,706	27,928
Payable for Fund shares repurchased	248,287	1,011,384	1,263,625	1,718,174	20,745	417,776
Payable to Advisor	176,550	698,936	808,084	170,536	36,791	83,554
Payable to Trustees	149	2,656	2,032	603	165	1,435
Distributions payable to shareholders	—	—	—	—	—	317,786
Accrued expenses and other liabilities	466,236	1,132,826	1,150,874	212,025	72,771	79,422
Total liabilities	1,159,245	3,855,480	4,317,743	4,831,871	399,055	927,901
Net assets	$384,580,737	$1,161,538,514	$1,319,532,156	$283,097,268	$62,740,367	$197,980,935
Net Assets consist of:
Paid in capital	$1,221,316,437	$2,516,586,590	$1,890,271,504	$304,202,217	$62,092,853	$186,579,279
Undistributed net investment income (loss)	2,610,508	6,929,554	(227,087)	(107,984)	91,229	—
Undistributed net realized gain (loss) on securities	(768,049,100)	(1,207,153,530)	(478,843,311)	(19,807,843)	(1,977,719)	1,628,313
Net unrealized appreciation (depreciation) of securities	(71,297,108)	(154,824,100)	(91,668,950)	(1,189,122)	2,534,004	9,773,343
Net assets	$384,580,737	$1,161,538,514	$1,319,532,156	$283,097,268	$62,740,367	$197,980,935
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$303,030,978	$549,623,386	$1,021,665,274	$221,172,201	$30,916,097	$158,618,656
Shares outstanding (unlimited shares $0.001 par value authorized)	31,350,115	33,593,115	42,600,836	5,255,999	1,584,380	12,520,174
Net asset value per share	$9.67	$16.36	$23.98	$42.08	$19.51	$12.67
Calculation of Net Asset Value Per Share — Class A
Net assets	$65,639,218	$555,108,548	$254,366,072	$54,068,530	$22,671,182	$39,362,279
Shares outstanding (unlimited shares $0.001 par value authorized)	6,764,007	34,117,104	10,685,490	1,285,051	1,160,298	3,122,490
Net asset value per share	$9.70	$16.27	$23.80	$42.08	$19.54	$12.61
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$10.24	$17.17	$25.12	$44.41	$20.62
(Net asset value per share divided by 0.9625)						$13.10
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$15,910,541	$40,960,566	$36,859,459	$7,856,537	$9,153,088
Shares outstanding (unlimited shares $0.001 par value authorized)	1,651,991	2,562,874	1,645,041	203,355	487,856
Net asset value per share	$9.63	$15.98	$22.41	$38.63	$18.76
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$15,846,014	$6,641,351
Shares outstanding (unlimited shares $0.001 par value authorized)		966,325	276,381
Net asset value per share		$16.40	$24.03
*Cost of investments
Unaffiliated issuers	$451,657,953	$1,307,346,799	$1,379,330,810	$246,272,126	$57,873,553	$175,665,413
Affiliated issuers	—	—	—	31,221,831	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2010 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund
Investment income:
Dividends*	$5,248,656	$15,077,647	$7,685,107	$1,273,683	$419,597	$263,489
Interest	671	1,284	1,551	504	47,852	6,320,087
Securities on loan	443	—	6,837	1,189	7	—
Total income	5,249,770	15,078,931	7,693,495	1,275,376	467,456	6,583,576
Expenses:
Advisory fees	1,525,953	4,254,488	4,365,767	859,684	201,164	446,467
Professional fees and expenses	23,705	50,425	54,193	16,517	11,269	17,277
Custodian fees and expenses	7,791	14,527	17,837	5,770	2,618	3,639
Transfer agent fees and expenses	513,376	1,244,573	1,503,805	253,309	34,677	40,700
Accounting fees and expenses	30,254	75,267	77,419	17,957	6,540	19,683
Administration fees and expenses	106,255	292,065	298,675	59,006	13,807	41,802
Trustees' fees and expenses	27,298	72,896	77,302	14,644	3,436	9,862
Reports to shareholders	36,357	62,567	71,934	18,505	2,952	6,352
Registration fees	27,644	44,935	49,286	27,804	24,243	18,469
Distribution and service fees — Class A	67,835	694,126	289,023	52,637	24,307	36,847
Distribution and service fees — Class C	80,413	201,320	163,371	26,177	39,428	—
Distribution and service fees — Class R	—	39,328	14,770	—	—	—
Other expenses	15,551	82,500	83,832	7,945	2,239	4,019
Total expenses	2,462,432	7,129,017	7,067,214	1,359,955	366,680	645,117
Expense waiver by Advisor (Note 2)	(381,311)	(237,959)	—	—	—	(40,039)
Net expenses	2,081,121	6,891,058	7,067,214	1,359,955	366,680	605,078
Net investment income (loss)	3,168,649	8,187,873	626,281	(84,579)	100,776	5,978,498
Realized and Unrealized Gain on Securities:
Net realized gains from sales	15,205,645	42,083,830	52,771,281	4,114,552	1,231,627	3,743,536
Net change in unrealized appreciation of securities	65,701,568	179,318,176	274,566,295	65,132,077	13,341,244	9,202,179
Net gains on securities	80,907,213	221,402,006	327,337,576	69,246,629	14,572,871	12,945,715
Net Increase in Net Assets Resulting from Operations	$84,075,862	$229,589,879	$327,963,857	$69,162,050	$14,673,647	$18,924,213
*Net of Foreign Taxes Withheld	$22,943	$64,517	$117,615	$11,899	$5,261	—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund		Mid-Cap Value Fund
	Six months ended December 31, 2010 (unaudited)	Year ended June 30, 2010	Six months ended December 31, 2010 (unaudited)	Year ended June 30, 2010	Six months ended December 31, 2010 (unaudited)	Year ended June 30, 2010
Operations:
Net investment income (loss)	$3,168,649	$6,137,640	$8,187,873	$15,753,349	$626,281	$2,847,727
Net realized gains on securities	15,205,645	24,590,527	42,083,830	91,626,181	52,771,281	134,292,160
Net change in unrealized appreciation (depreciation) of securities	65,701,568	51,108,962	179,318,176	113,829,913	274,566,295	226,710,894
Net increase in net assets resulting from operations	84,075,862	81,837,129	229,589,879	221,209,443	327,963,857	363,850,781
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(3,189,584)	(8,661,558)	(1,195,113)	(16,064,138)	(3,219,747)	(8,960,309)
Class A	(592,761)	(1,214,806)	(510,391)	(17,999,865)	(477,326)	(1,897,204)
Class C	(67,992)	(301,075)	—	(1,312,882)	—	(234,248)
Class R	—	—	—	(559,010)	(4,022)	(42,446)
Net realized gains on securities:
Class I	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(3,850,337)	(10,177,439)	(1,705,504)	(35,935,895)	(3,701,095)	(11,134,207)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(86,912,185)	(110,814,136)	(110,105,414)	(291,006,578)	(131,680,567)	(334,285,993)
Net Assets:
Total increase (decrease) in net assets	(6,686,660)	(39,154,446)	117,778,961	(105,733,030)	192,582,195	18,430,581
Beginning of period	391,267,397	430,421,843	1,043,759,553	1,149,492,583	1,126,949,961	1,108,519,380
End of period	$384,580,737	$391,267,397	$1,161,538,514	$1,043,759,553	$1,319,532,156	$1,126,949,961
Undistributed net investment income (loss)	$2,610,508	$3,292,196	$6,929,554	$447,185	$(227,087)	$2,847,727

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund		Value Opportunities Fund		High Yield Fund
	Six months ended December 31, 2010 (unaudited)	Year ended June 30, 2010	Six months ended December 31, 2010 (unaudited)	Year ended June 30, 2010	Six months ended December 31, 2010 (unaudited)	Year ended June 30, 2010
Operations:
Net investment income (loss)	$(84,579)	$400,407	$100,776	$379,538	$5,978,498	$5,652,837
Net realized gains on securities	4,114,552	36,085,393	1,231,627	9,443,069	3,743,536	5,976,840
Net change in unrealized appreciation (depreciation) of securities	65,132,077	37,933,996	13,341,244	602,407	9,202,179	(515,291)
Net increase in net assets resulting from operations	69,162,050	74,419,796	14,673,647	10,425,014	18,924,213	11,114,386
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(317,460)	(965,469)	(338,384)	(341,711)	(4,989,623)	(4,597,070)
Class A	(36,859)	(97,453)	(193,897)	(315,639)	(1,060,214)	(1,044,888)
Class C	—	(11,575)	(61,725)	(91,121)	—	—
Class R	—	—	—	—	—	—
Net realized gains on securities:
Class I	—	—	—	—	(5,274,588)	(1,986,505)
Class A	—	—	—	—	(1,289,265)	(644,379)
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(354,319)	(1,074,497)	(594,006)	(748,471)	(12,613,690)	(8,272,842)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(2,343,285)	(38,123,734)	(4,494,190)	9,658,397	76,441,585	81,739,179
Net Assets:
Total increase (decrease) in net assets	66,464,446	35,221,565	9,585,451	19,334,940	82,752,108	84,580,723
Beginning of period	216,632,822	181,411,257	53,154,916	33,819,976	115,228,827	30,648,104
End of period	$283,097,268	$216,632,822	$62,740,367	$53,154,916	$197,980,935	$115,228,827
Undistributed net investment income (loss)	$(107,984)	$330,914	$91,229	$584,459	$—	$71,339

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Diversified Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2010*	$7.94	$0.07	$1.76	$1.83	$(0.10)	$—	$(0.10)	$9.67	23.11%	$303,031	0.95%[3]		1.14%[3]		1.61%[3]
Year ended 6/30/2010	6.77	0.12	1.25	1.37	(0.20)	—	(0.20)	7.94	20.22	330,586	0.95		1.11		1.48
Year ended 6/30/2009	9.57	0.16	(2.65)	(2.49)	(0.31)	—	(0.31)	6.77	–25.59	352,322	0.95		1.10		2.20
Year ended 6/30/2008	15.26	0.18	(4.88)	(4.70)	(0.14)	(0.85)	(0.99)	9.57	–32.13	1,132,685	0.95		0.98		1.46
Year ended 6/30/2007	12.85	0.11	2.68	2.79	(0.11)	(0.27)	(0.38)	15.26	21.80	1,712,419	0.95		0.98		0.77
Year ended 6/30/2006	12.28	0.14	0.51	0.65	(0.05)	(0.03)	(0.08)	12.85	5.31	765,092	0.95		0.99		1.08
Class A
Six months ended 12/31/2010*	7.96	0.07	1.76	1.83	(0.09)	—	(0.09)	9.70	22.98	65,639	1.20	[3]	1.39	[3]	1.52	[3]
Year ended 6/30/2010	6.79	0.10	1.25	1.35	(0.18)	—	(0.18)	7.96	19.84	45,427	1.20		1.36		1.21
Year ended 6/30/2009	9.56	0.14	(2.64)	(2.50)	(0.27)	—	(0.27)	6.79	–25.83	60,533	1.20		1.36		1.98
Year ended 6/30/2008	15.21	0.14	(4.86)	(4.72)	(0.08)	(0.85)	(0.93)	9.56	–32.29	168,160	1.20		1.22		1.07
Year ended 6/30/2007	12.80	0.07	2.68	2.75	(0.07)	(0.27)	(0.34)	15.21	21.57	670,824	1.20		1.21		0.49
Year ended 6/30/2006	12.26	0.11	0.50	0.61	(0.04)	(0.03)	(0.07)	12.80	5.01	673,032	1.20		1.23		0.82
Class C
Six months ended 12/31/2010*	7.90	0.03	1.74	1.77	(0.04)	—	(0.04)	9.63	22.42	15,911	1.95	[3]	2.14	[3]	0.67	[3]
Year ended 6/30/2010	6.74	0.04	1.26	1.30	(0.14)	—	(0.14)	7.90	19.17	15,254	1.95		2.11		0.47
Year ended 6/30/2009	9.41	0.11	(2.60)	(2.49)	(0.18)	—	(0.18)	6.74	–26.26	17,566	1.73		2.09		1.48
Year ended 6/30/2008	15.01	0.04	(4.79)	(4.75)	(0.00)[4]	(0.85)	(0.85)	9.41	–32.81	45,761	1.95		1.97		0.35
Year ended 6/30/2007	12.66	(0.03)	2.65	2.62	—	(0.27)	(0.27)	15.01	20.77	160,555	1.90		1.96		(0.21)
Year ended 6/30/2006	12.19	0.01	0.50	0.51	(0.01)	(0.03)	(0.04)	12.66	4.24	162,885	1.95		1.98		0.06

	Six Months Ended	Year Ended June 30,
	December 31, 2010*	2010	2009	2008	2007	2006
Portfolio turnover rate	39%	43%	70%	74%	44%	13%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Net investment income
Class I
Six months ended 12/31/2010*	$13.32	$0.12	$2.96	$3.08	$(0.04)	$—	$(0.04)	$16.36	23.09%	$549,623	1.05%[3]		1.09%[3]		1.62%[3]
Year ended 6/30/2010	11.49	0.21	1.99	2.20	(0.37)	—	(0.37)	13.32	20.08	478,653	1.05		1.09		1.51
Year ended 6/30/2009	16.33	0.29	(4.80)	(4.51)	(0.33)	(0.00)[4]	(0.33)	11.49	–27.81	500,821	1.05		1.07		2.45
Year ended 6/30/2008	26.62	0.33	(8.32)	(7.99)	(0.28)	(2.02)	(2.30)	16.33	–31.84	1,168,499	1.00		1.00		1.53
Year ended 6/30/2007	23.42	0.25	4.25	4.50	(0.29)	(1.01)	(1.30)	26.62	19.63	2,669,807	0.98		0.98		0.98
Year ended 6/30/2006	23.47	0.33	0.40	0.73	(0.25)	(0.53)	(0.78)	23.42	3.10	2,119,374	0.98		0.98		1.40
Class A
Six months ended 12/31/2010*	13.25	0.10	2.93	3.03	(0.01)	—	(0.01)	16.27	22.90	555,109	1.30	[3]	1.34	[3]	1.35	[3]
Year ended 6/30/2010	11.44	0.16	2.01	2.17	(0.36)	—	(0.36)	13.25	19.82	512,120	1.30		1.34		1.17
Year ended 6/30/2009	16.25	0.27	(4.79)	(4.52)	(0.29)	(0.00)[4]	(0.29)	11.44	–28.02	584,598	1.30		1.32		2.21
Year ended 6/30/2008	26.51	0.28	(8.31)	(8.03)	(0.21)	(2.02)	(2.23)	16.25	–32.06	1,397,045	1.25		1.25		1.28
Year ended 6/30/2007	23.32	0.19	4.24	4.43	(0.23)	(1.01)	(1.24)	26.51	19.35	3,060,990	1.22		1.22		0.73
Year ended 6/30/2006	23.39	0.27	0.39	0.66	(0.20)	(0.53)	(0.73)	23.32	2.82	2,959,444	1.22		1.22		1.15
Class C
Six months ended 12/31/2010*	13.05	0.04	2.89	2.93	—	—	—	15.98	22.45	40,961	2.05	[3]	2.09	[3]	0.60	[3]
Year ended 6/30/2010	11.33	0.06	1.99	2.05	(0.33)	—	(0.33)	13.05	18.91	38,064	2.05		2.09		0.46
Year ended 6/30/2009	15.99	0.21	(4.72)	(4.51)	(0.15)	(0.00)[4]	(0.15)	11.33	–28.26	44,951	1.73		2.07		1.77
Year ended 6/30/2008	26.12	0.10	(8.18)	(8.08)	(0.03)	(2.02)	(2.05)	15.99	–32.59	116,947	2.00		2.00		0.45
Year ended 6/30/2007	22.96	0.03	4.19	4.22	(0.05)	(1.01)	(1.06)	26.12	18.62	452,182	1.83		1.97		0.12
Year ended 6/30/2006	23.07	0.09	0.39	0.48	(0.06)	(0.53)	(0.59)	22.96	2.08	488,480	1.97		1.97		0.40
Class R
Six months ended 12/31/2010*	13.36	0.08	2.96	3.04	—	—	—	16.40	22.75	15,846	1.55	[3]	1.59	[3]	1.10	[3]
Year ended 6/30/2010	11.54	0.13	2.03	2.16	(0.34)	—	(0.34)	13.36	19.55	14,922	1.55		1.59		0.97
Year ended 6/30/2009	16.37	0.23	(4.83)	(4.60)	(0.23)	(0.00)[4]	(0.23)	11.54	–28.17	19,123	1.55		1.57		1.93
Year ended 6/30/2008	26.68	0.22	(8.37)	(8.15)	(0.14)	(2.02)	(2.16)	16.37	–32.27	44,867	1.50		1.50		1.02
Year ended 6/30/2007	23.47	0.12	4.28	4.40	(0.18)	(1.01)	(1.19)	26.68	19.06	103,263	1.48		1.48		0.49
Year ended 6/30/2006	23.56	0.22	0.39	0.61	(0.17)	(0.53)	(0.70)	23.47	2.59	82,770	1.49		1.49		0.92

	Six Months Ended	Year Ended June 30,
	December 31, 2010*	2010	2009	2008	2007	2006
Portfolio turnover rate	24%	47%	69%	55%	40%	27%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2010*	$18.14	$0.02	$5.90	$5.92	$(0.08)	$—	$(0.08)	$23.98	32.63%	$1,021,665	1.13%[3]		1.13%[3]		0.19%[3]
Year ended 6/30/2010	13.76	0.05	4.49	4.54	(0.16)	—	(0.16)	18.14	33.00	875,883	1.10		1.10		0.29
Year ended 6/30/2009	17.44	0.13	(3.68)	(3.55)	(0.09)	(0.04)	(0.13)	13.76	–20.21	850,809	1.15		1.15		0.94
Year ended 6/30/2008	31.99	0.15	(10.34)	(10.19)	(0.20)	(4.16)	(4.36)	17.44	–34.05	1,551,863	1.03		1.03		0.65
Year ended 6/30/2007	28.91	0.14	5.98	6.12	(0.02)	(3.02)	(3.04)	31.99	21.87	3,681,426	1.02		1.02		0.44
Year ended 6/30/2006	28.55	0.12	2.27	2.39	(0.13)	(1.90)	(2.03)	28.91	8.53	2,873,684	1.01		1.01		0.40
Class A
Six months ended 12/31/2010*	18.01	(0.01)	5.84	5.83	(0.04)	—	(0.04)	23.80	32.41	254,366	1.38	[3]	1.38	[3]	(0.06)[3]
Year ended 6/30/2010	13.68	0.01	4.46	4.47	(0.14)	—	(0.14)	18.01	32.67	215,231	1.35		1.35		0.03
Year ended 6/30/2009	17.32	0.09	(3.64)	(3.55)	(0.05)	(0.04)	(0.09)	13.68	–20.41	224,667	1.40		1.40		0.67
Year ended 6/30/2008	31.75	0.09	(10.26)	(10.17)	(0.10)	(4.16)	(4.26)	17.32	–34.20	415,674	1.28		1.28		0.38
Year ended 6/30/2007	28.77	0.06	5.94	6.00	—	(3.02)	(3.02)	31.75	21.56	1,150,029	1.26		1.26		0.19
Year ended 6/30/2006	28.41	0.05	2.25	2.30	(0.04)	(1.90)	(1.94)	28.77	8.27	1,088,854	1.27		1.27		0.16
Class C
Six months ended 12/31/2010*	16.98	(0.08)	5.51	5.43	—	—	—	22.41	31.98	36,859	2.13	[3]	2.13	[3]	(0.81)[3]
Year ended 6/30/2010	12.99	(0.12)	4.23	4.11	(0.12)	—	(0.12)	16.98	31.67	30,317	2.10		2.10		(0.71)
Year ended 6/30/2009	16.40	0.05	(3.42)	(3.37)	—	(0.04)	(0.04)	12.99	–20.52	26,888	1.66		2.14		0.41
Year ended 6/30/2008	30.43	(0.10)	(9.77)	(9.87)	—	(4.16)	(4.16)	16.40	–34.68	60,544	2.03		2.03		(0.43)
Year ended 6/30/2007	27.83	(0.11)	5.73	5.62	—	(3.02)	(3.02)	30.43	20.88	252,320	1.81		2.01		(0.36)
Year ended 6/30/2006	27.70	(0.17)	2.20	2.03	—	(1.90)	(1.90)	27.83	7.46	246,242	2.01		2.01		(0.58)
Class R
Six months ended 12/31/2010*	18.18	(0.03)	5.90	5.87	(0.02)	—	(0.02)	24.03	32.26	6,641	1.63	[3]	1.63	[3]	(0.32)[3]
Year ended 6/30/2010	13.82	(0.04)	4.51	4.47	(0.11)	—	(0.11)	18.18	32.36	5,519	1.60		1.60		(0.23)
Year ended 6/30/2009	17.49	0.06	(3.68)	(3.62)	(0.01)	(0.04)	(0.05)	13.82	–20.65	6,156	1.65		1.65		0.44
Year ended 6/30/2008	32.01	0.04	(10.36)	(10.32)	(0.04)	(4.16)	(4.20)	17.49	–34.35	12,588	1.53		1.53		0.16
Year ended 6/30/2007	29.05	(0.02)	6.00	5.98	—	(3.02)	(3.02)	32.01	21.27	27,167	1.52		1.52		(0.06)
Year ended 6/30/2006	28.71	(0.03)	2.28	2.25	(0.01)	(1.90)	(1.91)	29.05	7.99	22,501	1.51		1.51		(0.10)

	Six Months Ended	Year Ended June 30,
	December 31, 2010*	2010	2009	2008	2007	2006
Portfolio turnover rate	25%	67%	85%	51%	45%	55%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2010*	$31.33	$(0.00)[4]	$10.81	$10.81	$(0.06)	$—	$(0.06)	$42.08	34.47%	$221,172	1.12%[3]		1.12%[3]		(0.01)%[3]
Year ended 6/30/2010	21.15	0.07	10.28	10.35	(0.17)	—	(0.17)	31.33	49.02	165,348	1.14		1.14		0.23
Year ended 6/30/2009	31.67	0.12	(9.99)	(9.87)	(0.16)	(0.49)	(0.65)	21.15	–30.69	164,020	1.12		1.12		0.58
Year ended 6/30/2008	50.00	0.15	(14.45)	(14.30)	—	(4.03)	(4.03)	31.67	–29.19	291,515	1.08		1.08		0.39
Year ended 6/30/2007	48.13	0.06	6.42	6.48	(0.09)	(4.52)	(4.61)	50.00	14.32	526,706	1.01		1.01		0.12
Year ended 6/30/2006	52.52	0.18	2.57	2.75	(0.14)	(7.00)	(7.14)	48.13	5.13	553,660	1.04		1.04		0.35
Class A
Six months ended 12/31/2010*	31.34	(0.04)	10.81	10.77	(0.03)	—	(0.03)	42.08	34.32	54,069	1.37	[3]	1.37	[3]	(0.25)[3]
Year ended 6/30/2010	21.18	0.00 [4]	10.30	10.30	(0.14)	—	(0.14)	31.34	48.70	47,007	1.39		1.39		(0.01)
Year ended 6/30/2009	31.69	0.07	(10.00)	(9.93)	(0.09)	(0.49)	(0.58)	21.18	–30.90	15,630	1.37		1.37		0.32
Year ended 6/30/2008	50.14	0.02	(14.44)	(14.42)	—	(4.03)	(4.03)	31.69	–29.36	43,959	1.33		1.33		0.04
Year ended 6/30/2007	48.30	(0.06)	6.44	6.38	(0.02)	(4.52)	(4.54)	50.14	14.03	120,897	1.26		1.26		(0.14)
Year ended 6/30/2006	52.74	0.06	2.58	2.64	(0.08)	(7.00)	(7.08)	48.30	4.86	184,473	1.30		1.30		0.12
Class C
Six months ended 12/31/2010*	28.87	(0.16)	9.92	9.76	—	—	—	38.63	33.81	7,857	2.12	[3]	2.12	[3]	(0.97)[3]
Year ended 6/30/2010	19.65	(0.22)	9.56	9.34	(0.12)	—	(0.12)	28.87	47.56	4,278	2.14		2.14		(0.77)
Year ended 6/30/2009	29.37	(0.01)	(9.22)	(9.23)	—	(0.49)	(0.49)	19.65	–31.05	1,761	1.72		2.12		(0.03)
Year ended 6/30/2008	47.18	(0.29)	(13.49)	(13.78)	—	(4.03)	(4.03)	29.37	–29.88	4,159	2.08		2.08		(0.80)
Year ended 6/30/2007	45.83	(0.22)	6.09	5.87	—	(4.52)	(4.52)	47.18	13.65	14,683	1.60		2.01		(0.48)
Year ended 6/30/2006	50.67	(0.32)	2.48	2.16	—	(7.00)	(7.00)	45.83	4.07	20,717	2.04		2.04		(0.63)

	Six Months Ended	Year Ended June 30,
	December 31, 2010*	2010	2009	2008	2007	2006
Portfolio turnover rate	32%	93%	65%	62%	31%	52%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2010*	$14.96	$0.05	$4.72	$4.77	$(0.22)	$—	$(0.22)	$19.51	31.92%	$30,916	1.13%[4]		1.13%[4]		0.59%[4]
Year ended 6/30/2010	10.99	0.17	4.08	4.25	(0.28)	—	(0.28)	14.96	38.72	24,073	1.15		1.15		1.12
Year ended 6/30/2009	13.72	0.20	(2.82)	(2.62)	(0.11)	—	(0.11)	10.99	–18.87	17,668	1.19		1.19		1.99
Year ended 6/30/2008	21.55	0.11	(6.00)	(5.89)	(0.05)	(1.89)	(1.94)	13.72	–28.58	22,921	1.07		1.07		0.63
Year ended 6/30/2007	19.36	0.02	3.87	3.89	—	(1.70)	(1.70)	21.55	20.82	44,410	0.98		0.98		0.12
Year ended 6/30/2006	20.36	0.21	(0.26)	(0.05)	(0.27)	(0.68)	(0.95)	19.36	–0.24	59,891	0.97		0.97		1.01
Class A
Six months ended 12/31/2010*	14.98	0.03	4.72	4.75	(0.19)	—	(0.19)	19.54	31.75	22,671	1.38	[4]	1.38	[4]	0.41 [4]
Year ended 6/30/2010	11.01	0.13	4.09	4.22	(0.25)	—	(0.25)	14.98	38.43	21,794	1.40		1.40		0.87
Year ended 6/30/2009	13.70	0.17	(2.80)	(2.63)	(0.06)	—	(0.06)	11.01	–19.05	9,533	1.44		1.44		1.60
Year ended 6/30/2008	21.55	0.06	(6.00)	(5.94)	(0.02)	(1.89)	(1.91)	13.70	–28.80	22,729	1.31		1.31		0.36
Year ended 6/30/2007	19.40	(0.03)	3.88	3.85	—	(1.70)	(1.70)	21.55	20.56	64,743	1.23		1.23		(0.14)
Year ended 6/30/2006	20.40	0.17	(0.26)	(0.09)	(0.23)	(0.68)	(0.91)	19.40	–0.50	92,689	1.22		1.22		0.83
Class C
Six months ended 12/31/2010*	14.40	(0.03)	4.52	4.49	(0.13)	—	(0.13)	18.76	31.21	9,153	2.13	[4]	2.13	[4]	(0.41)[4]
Year ended 6/30/2010	10.61	0.01	3.95	3.96	(0.17)	—	(0.17)	14.40	37.38	7,288	2.15		2.15		0.10
Year ended 6/30/2009	13.18	0.12	(2.67)	(2.55)	(0.02)	—	(0.02)	10.61	–19.32	6,619	1.86		2.19		1.22
Year ended 6/30/2008	20.94	(0.07)	(5.80)	(5.87)	—	(1.89)	(1.89)	13.18	–29.34	13,621	2.06		2.06		(0.39)
Year ended 6/30/2007	19.00	(0.14)	3.78	3.64	—	(1.70)	(1.70)	20.94	19.85	46,856	1.79		1.98		(0.69)
Year ended 6/30/2006	20.02	0.01	(0.25)	(0.24)	(0.10)	(0.68)	(0.78)	19.00	–1.25	59,822	1.97		1.97		0.05

	Six Months Ended	Year Ended June 30,
	December 31, 2010*	2010	2009	2008	2007	2006
Portfolio turnover rate	82%	166%	210%	119%	53%	73%

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
High Yield Fund	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Net investment income
Class I
Six months ended 12/31/2010*	$12.01	$0.48	$1.10	$1.58	$(0.48)	$(0.44)	$(0.92)	$12.67	13.36%	$158,619	0.70%[4]		0.75%[4]		7.42%[4]
Year ended 6/30/2010	10.90	1.02	1.65	2.67	(1.03)	(0.53)	(1.56)	12.01	25.45	93,139	0.70		0.89		8.51
Period from 3/31/2009[1] to 6/30/2009	10.00	0.24	0.90	1.14	(0.24)	—	(0.24)	10.90	11.40	28,097	0.70	[4]	2.02	[4]	9.04	[4]
Class A
Six months ended 12/31/2010*	11.97	0.46	1.08	1.54	(0.46)	(0.44)	(0.90)	12.61	13.17	39,362	0.95	[4]	1.00	[4]	7.11	[4]
Year ended 6/30/2010	10.89	0.97	1.64	2.61	(1.00)	(0.53)	(1.53)	11.97	24.76	22,090	0.95		1.12		8.10
Period from 5/29/2009[1] to 6/30/2009	10.84	0.07	0.05	0.12	(0.07)	—	(0.07)	10.89	1.16	2,551	0.95	[4]	2.16	[4]	7.59	[4]

	Six Months Ended December 31, 2010*	Year Ended June 30, 2010	Period March 31, 2009[1] through June 30, 2009
Portfolio turnover rate	62%	175%	123%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2010 (UNAUDITED)

NOTE 1.

Organization. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of six series of shares. The Hotchkis and Wiley Diversified Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund and the Hotchkis and Wiley High Yield Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis and Wiley Core Value Fund was renamed the Hotchkis and Wiley Diversified Value Fund and the Hotchkis and Wiley All Cap Value Fund was renamed the Hotchkis and Wiley Value Opportunities Fund.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund and High Yield Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. Currently, the High Yield Fund is not offering Class C shares to investors.

Significant Accounting Policies. The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2010:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Level 1 — Quoted prices in an active market:
Common Stocks	$380,360,845	$1,152,522,699	$1,287,661,860	$270,701,703	$55,151,627	$1,757,249
Investment Companies	—	—	—	5,603,132	844,641	—
Preferred Stocks	—	—	—	—	3,259,271	6,571,983
Convertible Preferred Stocks	—	—	—	—	—	5,797,329
Level 2 — Other significant observable market inputs:
Common Stocks	—	—	—	—	337,908	—
Corporate Bonds	—	—	—	—	780,000	160,911,508
Convertible Bonds	—	—	—	—	—	5,518,775
Preferred Stocks	—	—	—	—	34,110	2,337,972
Convertible Preferred Stocks	—	—	—	—	—	2,543,940
Level 3 — Significant unobservable inputs	—	—	—	—	—	—
Total Investments	$380,360,845	$1,152,522,699	$1,287,661,860	$276,304,835	$60,407,557	$185,438,756

There were transfers from Level 1 to Level 2 of $372,018 for the Value Opportunities Fund using market value as of December 31, 2010. The transfers were due to lack of trading volume on December 31, 2010. There were no transfers into or out of Level 1 or Level 2 during the six months ended December 31, 2010 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

The Trust did not have any liabilities that were measured at fair value on December 31, 2010.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund, declared and paid semi-annually for the Large Cap Value Fund and declared and paid annually for the Diversified Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Payment In-Kind Securities.  Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets and Liabilities.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2011.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.75%	0.55%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%	0.70%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%	0.95%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%	1.70%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable	Not applicable

1 Effective January 1, 2007, the Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2010 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Purchases	$155,386,963	$261,126,295	$290,878,444	$70,973,955	$43,564,983	$154,583,007
Sales	244,388,645	366,292,769	457,021,686	74,396,650	50,278,970	94,444,454

NOTE 4.

Federal Income Taxes. It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2010:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Tax cost of investments	$529,167,580	$1,397,529,568	$1,493,776,351	$278,881,495	$63,375,079	$111,380,092
Gross unrealized appreciation	16,875,233	45,390,215	41,339,952	13,085,661	2,289,051	3,036,840
Gross unrealized depreciation	(157,988,351)	(407,509,537)	(408,842,236)	(81,154,495)	(13,126,334)	(2,496,886)
Net unrealized appreciation (depreciation) on investments	(141,113,118)	(362,119,322)	(367,502,284)	(68,068,834)	(10,837,283)	539,954
Distributable ordinary income (as of 6/30/10)	3,292,196	447,185	2,847,727	330,914	584,459	4,376,367
Distributable long-term gains (as of 6/30/10)	—	—	—	—	—	174,812
Total distributable earnings	3,292,196	447,185	2,847,727	330,914	584,459	4,551,179
Other accumulated losses	(779,140,303)	(1,221,260,314)	(530,347,553)	(22,174,760)	(3,179,303)	—
Total accumulated gains (losses)	$(916,961,225)	$(1,582,932,451)	$(895,002,110)	$(89,912,680)	$(13,432,127)	$5,091,133

The tax components of distributions paid during the fiscal years ended June 30, 2010 and 2009, capital loss carryovers as of June 30, 2010, and tax basis post-October losses as of June 30, 2010, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2010				June 30, 2009
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post- October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$10,177,439	$—	$(753,398,053)[1]	$(25,724,323)	$21,938,605	$—
Large Cap Value	35,935,895	—	(1,201,722,754)[1]	(19,531,336)	45,201,704	36,744
Mid-Cap Value	11,134,207	—	(519,037,713)[1]	(10,966,840)	8,216,753	3,807,596
Small Cap Value	1,074,497	—	(22,174,760)[2]	—	1,752,053	4,512,296
Value Opportunities	748,471	—	(2,571,486)[2]	(607,817)	249,970	—
High Yield*	8,272,842	—	—	—	597,736	—

* The Fund commenced operations on March 31, 2009.

1  Expires from 6/30/2017 to 6/30/2018.

2  Expires on 6/30/2017.

As of and during the year ended June 30, 2010, the Trust did not have a liability for any unrecognized tax benefits. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2010, the Trust did not incur any interest or penalties. The tax years ended June 30, 2007 through June 30, 2010 remain open and subject to examination by tax jurisdictions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2010
Diversified Value Fund
Class I	4,905,509	$43,038,175	331,261	$3,153,607	(15,545,839)	$(140,387,674)	(10,309,069)	$(94,195,892)
Class A	1,709,567	15,519,181	37,457	358,088	(687,260)	(6,088,714)	1,059,764	9,788,555
Class C	19,902	176,948	4,199	39,850	(304,002)	(2,721,646)	(279,901)	(2,504,848)
Total net increase (decrease)	6,634,978	58,734,304	372,917	3,551,545	(16,537,101)	(149,198,034)	(9,529,206)	(86,912,185)
Large Cap Value Fund
Class I	5,581,901	84,260,962	69,479	1,118,612	(7,981,527)	(118,362,622)	(2,330,147)	(32,983,048)
Class A	12,007,069	179,264,871	28,671	459,024	(16,568,602)	(249,420,953)	(4,532,862)	(69,697,058)
Class C	69,303	1,013,664	—	—	(422,602)	(6,173,604)	(353,299)	(5,159,940)
Class R	83,580	1,245,455	—	—	(234,299)	(3,510,823)	(150,719)	(2,265,368)
Total net increase (decrease)	17,741,853	265,784,952	98,150	1,577,636	(25,207,030)	(377,468,002)	(7,367,027)	(110,105,414)
Mid-Cap Value Fund
Class I	4,345,972	91,096,118	133,711	3,091,411	(10,156,319)	(197,582,807)	(5,676,636)	(103,395,278)
Class A	738,147	15,369,188	11,697	268,444	(2,017,004)	(40,859,597)	(1,267,160)	(25,221,965)
Class C	102,015	2,064,714	—	—	(242,419)	(4,598,640)	(140,404)	(2,533,926)
Class R	31,701	668,276	55	1,259	(58,990)	(1,198,933)	(27,234)	(529,398)
Total net increase (decrease)	5,217,835	109,198,296	145,463	3,361,114	(12,474,732)	(244,239,977)	(7,111,434)	(131,680,567)
Small Cap Value Fund
Class I	819,115	29,143,237	3,328	135,240	(843,776)	(29,010,217)	(21,333)	268,260
Class A	823,208	29,775,218	683	27,750	(1,038,625)	(34,366,161)	(214,734)	(4,563,193)
Class C	78,268	2,665,567	—	—	(23,118)	(713,919)	55,150	1,951,648
Total net increase (decrease)	1,720,591	61,584,022	4,011	162,990	(1,905,519)	(64,090,297)	(180,917)	(2,343,285)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2010
Value Opportunities Fund
Class I	186,067	$3,021,032	15,038	$280,771	(225,521)	$(3,586,047)	(24,416)	$(284,244)
Class A	532,462	9,024,532	7,314	136,781	(834,455)	(13,115,067)	(294,679)	(3,953,754)
Class C	40,623	659,304	1,791	32,156	(60,772)	(947,652)	(18,358)	(256,192)
Total net increase (decrease)	759,152	12,704,868	24,143	449,708	(1,120,748)	(17,648,766)	(337,453)	(4,494,190)
High Yield Fund
Class I *	5,570,927	70,501,573	604,488	7,627,452	(1,407,282)	(18,014,232)	4,768,133	60,114,793
Class A	1,466,979	18,737,159	163,721	2,055,816	(354,003)	(4,466,183)	1,276,697	16,326,792
Total net increase (decrease)	7,037,906	89,238,732	768,209	9,683,268	(1,761,285)	(22,480,415)	6,044,830	76,441,585
Year Ended June 30, 2010
Diversified Value Fund
Class I	4,972,666	41,350,065	1,045,965	8,493,234	(16,436,717)	(129,371,439)	(10,418,086)	(79,528,140)
Class A	522,457	4,223,233	80,860	659,817	(3,816,820)	(30,671,843)	(3,213,503)	(25,788,793)
Class C	153,083	1,262,454	21,837	177,316	(847,963)	(6,936,973)	(673,043)	(5,497,203)
Total net increase (decrease)	5,648,206	46,835,752	1,148,662	9,330,367	(21,101,500)	(166,980,255)	(14,304,632)	(110,814,136)
Large Cap Value Fund
Class I	25,070,013	352,828,596	1,393,942	14,510,940	(34,132,258)	(454,373,507)	(7,668,303)	(87,033,971)
Class A	21,200,143	288,574,600	1,570,657	16,303,426	(35,228,715)	(487,066,216)	(12,457,915)	(182,188,190)
Class C	202,449	2,651,952	64,665	666,047	(1,318,327)	(17,703,356)	(1,051,213)	(14,385,357)
Class R	266,107	3,662,651	34,066	357,350	(840,146)	(11,419,061)	(539,973)	(7,399,060)
Total net increase (decrease)	46,738,712	647,717,799	3,063,330	31,837,763	(71,519,446)	(970,562,140)	(21,717,404)	(291,006,578)
Mid-Cap Value Fund
Class I	17,043,465	309,569,795	434,374	7,727,506	(31,010,770)	(566,870,167)	(13,532,931)	(249,572,866)
Class A	3,977,627	71,499,896	62,674	1,108,079	(8,508,970)	(150,031,070)	(4,468,669)	(77,423,095)
Class C	312,381	5,449,500	8,473	141,750	(604,972)	(10,228,974)	(284,118)	(4,637,724)
Class R	97,352	1,761,632	479	8,560	(239,555)	(4,422,500)	(141,724)	(2,652,308)
Total net increase (decrease)	21,430,825	388,280,823	506,000	8,985,895	(40,364,267)	(731,552,711)	(18,427,442)	(334,285,993)
Small Cap Value Fund
Class I	1,988,405	62,418,930	9,658	284,582	(4,476,881)	(130,958,370)	(2,478,818)	(68,254,858)
Class A	1,411,117	48,237,777	1,835	55,335	(651,007)	(20,085,060)	761,945	28,208,052
Class C	98,402	3,111,570	201	5,579	(39,990)	(1,194,077)	58,613	1,923,072
Total net increase (decrease)	3,497,924	113,768,277	11,694	345,496	(5,167,878)	(152,237,507)	(1,658,260)	(38,123,734)
Value Opportunities Fund
Class I	632,910	10,063,236	22,673	328,752	(654,387)	(8,215,374)	1,196	2,176,614
Class A	1,251,634	19,076,092	12,357	179,550	(674,733)	(10,186,329)	589,258	9,069,313
Class C	75,156	1,136,877	3,299	46,251	(196,120)	(2,770,658)	(117,665)	(1,587,530)
Total net increase (decrease)	1,959,700	30,276,205	38,329	554,553	(1,525,240)	(21,172,361)	472,789	9,658,397
High Yield Fund**
Class I	4,801,401	58,007,943	508,218	6,077,968	(135,404)	(1,636,737)	5,174,215	62,449,174
Class A	1,732,205	20,773,851	122,212	1,458,442	(242,963)	(2,942,288)	1,611,454	19,290,005
Total net increase (decrease)	6,533,606	78,781,794	630,430	7,536,410	(378,367)	(4,579,025)	6,785,669	81,739,179

*  Includes an in-kind redemption which resulted in a realized gain of $64,585.

**  As of June 30, 2010, the High Yield Fund had a single shareholder, Hotchkis and Wiley Capital Management, LLC, which individually held 11.5% of the total shares outstanding of the High Yield Fund.

NOTE 6.

Investments in Affiliated Issuers. An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2010, is set forth below:

Small Cap Value Fund
Issuer Name	Share Balance At July 1, 2010	Additions	Reductions	Share Balance At December 31, 2010	Dividend Income	Value At December 31, 2010
Hudson Highland Group, Inc.+	1,624,700	—	—	1,624,700	$—	$9,472,001
Overhill Farms, Inc.+	780,200	109,000	—	889,200	—	5,139,576
					$—

+ Non-income producing security.

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund as of December 31, 2010 is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. Income earned from these investments is included in "Securities on loan" on the Statement of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower's failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.

NOTE 8.

Indemnifications. Under the Trust's organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9.

Risk Factors.  Investing in a Fund may involve certain risks including, but not limited to, those described below.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the common stocks and other equity securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

NOTE 10. (UNAUDITED)

Federal Tax Disclosure.  The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2010.

For the year ended June 30, 2010, the following percentages of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Diversified Value Fund — 100%, Large Cap Value Fund — 100%, Mid-Cap Value Fund — 100%, Small Cap Value Fund — 100%, Value Opportunities Fund — 10.90%, High Yield Fund — 1.10%.

For the year ended June 30, 2010, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100%, Large Cap Value Fund — 100%, Mid-Cap Value Fund — 100%, Small Cap Value Fund — 100%, Value Opportunities Fund — 100%, High Yield Fund — 1.09%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2010, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 0.49%, Large Cap Value Fund — 0.17%, Mid-Cap Value Fund — 0.98%, Small Cap Value Fund — 0.87%, Value Opportunities Fund — 0.80%, High Yield Fund — 48.76%. For the year ended June 30, 2010, the following percentages of its ordinary income distributions paid are designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0%, Large Cap Value Fund — 0%, Mid-Cap Value Fund — 0%, Small Cap Value Fund — 0%, Value Opportunities Fund — 0%, High Yield Fund — 0%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2010 – December 31, 2010).

The table below illustrates the Funds' costs in two ways:

Based on Actual Fund Returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on Hypothetical 5% Yearly Returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10	Annualized Expense Ratio
Diversified Value Fund
Class I	$1,000.00	$1,231.10	$5.34	$1,000.00	$1,020.42	4.84	0.95%
Class A	1,000.00	1,229.80	6.47	1,000.00	1019.16	6.11	1.20
Class C	1,000.00	1,224.20	10.93	1,000.00	1015.38	9.91	1.95
Large Cap Value Fund
Class I	1,000.00	1,230.90	5.90	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	1,229.00	7.30	1,000.00	1,081.65	6.61	1.30
Class C	1,000.00	1,224.50	11.49	1,000.00	1,014.87	10.41	2.05
Class R	1,000.00	1,227.50	8.70	1,000.00	1,017.39	7.86	1.55
Mid-Cap Value Fund
Class I	1,000.00	1,326.30	6.63	1,000.00	1,019.51	5.75	1.13
Class A	1,000.00	1,324.10	8.08	1,000.00	1,018.25	7.02	1.38
Class C	1,000.00	1,319.80	12.45	1,000.00	1,014.47	10.82	2.13
Class R	1,000.00	1,322.60	9.54	1,000.00	1,016.99	8.29	1.63
Small Cap Value Fund
Class I	1,000.00	1,344.70	6.62	1,000.00	1,019.56	5.70	1.12
Class A	1,000.00	1,343.20	8.09	1,000.00	1,018.30	6.97	1.37
Class C	1,000.00	1,338.10	12.49	1,000.00	1,014.52	10.76	2.12
Value Opportunities Fund
Class I	1,000.00	1,319.20	6.61	1,000.00	1,019.51	5.75	1.13
Class A	1,000.00	1,317.50	8.06	1,000.00	1,018.25	7.02	1.38
Class C	1,000.00	1,312.10	12.41	1,000.00	1,014.47	10.82	2.13
High Yield Fund
Class I	1,000.00	1,133.60	3.76	1,000.00	1,021.66	3.57	0.70
Class A	1,000.00	1,131.70	5.10	1,000.00	1,020.42	4.84	0.95

* Expenses are equal to the Funds' annualized expenses ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (365).

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Information about the Funds

ADVISOR

Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on the Funds' website at www.hwcm.com under the "Download Center".

HOTCHKIS AND WILEY FUNDS

725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1210-0211

DECEMBER 31, 2010

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds’ Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

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Item 11. Controls and Procedures.

(a)          The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)         There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)          (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 24, 2011

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer

Date	February 24, 2011

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